CREDIT SUISSE WARBURG PINCUS FUNDS
----------------------------------    CREDIT  |  ASSET
                                      SUISSE  |  MANAGEMENT


                                   SEMIANNUAL
                                     REPORT
                                 APRIL 30, 2001
                                   (UNAUDITED)


                          CREDIT SUISSE WARBURG PINCUS
                                FIXED INCOME FUND
                                        -
                          CREDIT SUISSE WARBURG PINCUS
                      INTERMEDIATE MATURITY GOVERNMENT FUND
                                        -
                          CREDIT SUISSE WARBURG PINCUS
                      NEW YORK INTERMEDIATE MUNICIPAL FUND
                                        -
                          CREDIT SUISSE WARBURG PINCUS
                                HIGH INCOME FUND
                                        -
                          CREDIT SUISSE WARBURG PINCUS
                            GLOBAL FIXED INCOME FUND

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Credit Suisse Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001

                                                                   June 14, 2001

Dear Shareholder:

    For the six months ended April 30, 2001, the Common Class and Advisor Class shares of Credit Suisse Warburg Pincus Fixed Income Fund* (the "Fund") had a gain of 6.84% and 6.71%, respectively, vs. gains of 6.22% and 6.39%, respectively, for the Lehman Brothers Aggregate Bond Index** and the Lehman Brothers Intermediate Government/Corporate Bond Index.***

    The period was a positive one for the U.S. bond market, aided by a favorable interest-rate backdrop. The Federal Reserve reduced rates four times in the period, by a total of 200 basis points, in an attempt to boost a weakening economy.

    Bonds handily outperformed stocks, which declined sharply on worries over the economy and earnings. Investment-grade debt outperformed lower-quality, or high-yield, bonds, a reflection of investors' generally conservative mindset during the period. That said, the high-yield group had positive results, unlike most major stock indexes.

    The Fund benefited from the supportive backdrop for bonds and from its overweighting in the corporate sector, which edged out Treasury bonds in terms of total return. We intend to maintain an overweighting in the corporate-bond sector. Although the risk of a weak U.S. economy remains, these bonds stand to benefit from a Fed-supported economic revival later this year. We also expect to see a gradual increase in creditworthiness as companies reduce their capital expenditures, merger and acquisition activity and share repurchases. Our focus will generally remain on investment-grade corporate debt, though we expect to maintain a significant weighting in high-yield debt.

    We remained underweighted in Treasuries. We are unlikely to materially raise our position here over the near term, at least, since we believe that corporate bonds have better longer-term appreciation potential and, from a risk/reward perspective, more compelling yields.

    Elsewhere of note, we reduced our exposure to mortgage-backed securities based on valuation considerations. In addition, these bonds face supply pressures: A huge wave of supply from refinancings has begun to hit the market, a direct result of falling interest rates. That aside, we believe a number of these issues--including commercial mortgage-backed securities--are attractive for their yields and for their diversification aspects. We modestly increased our weighting in the asset-backed sector.

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001

    Looking ahead, we believe that the overall backdrop for bonds will remain supportive, barring an unforeseen surge in inflation or a sudden reversal of the Fed's easing stance. Indeed, the Fed reduced rates again in May, and appears willing to ease further until the economy regains its footing. Set within this environment, we will continue to make credit and sector adjustments to the portfolio as we deem necessary based on economic and market factors.

Jo Ann Corkran,                           Gregg M. Diliberto,
Co-Portfolio Manager                      Co-Portfolio Manager

Leland Crabbe,                            Jose A. Rodriguez,
Co-Portfolio Manager                      Co-Portfolio Manager


                                            SUMMARY OF ANNUALIZED TOTAL RETURNS
-----------------------------------------------------------------------------------------------------------------
                                                                                     SINCE              INCEPTION
     CLASS               ONE YEAR           FIVE YEAR           TEN YEAR            INCEPTION              DATE
    -------              --------           ---------           --------            ---------          ----------
    Common                12.70%              6.99%               7.72%               7.60%            08/17/1987
    Advisor               12.43%                NA                  NA                7.49%            07/03/1996

*    Name changed from Warburg Pincus Fixed Income Fund effective March 26,
     2001.
** The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Intermediate Government/Corporate Bond index and the Lehman Brothers Mortgage-Backed Securities Index, and includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's investor Service, Standard & Poor's Corporation or Fitch Investors Service.
*** The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index (with no defined investment objective) of intermediate-term government and corporate bonds, and is calculated by Lehman Brothers Inc.

CREDIT SUISSE WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001

                                                                   June 14, 2001

Dear Shareholder:

    For the six months ended April 30, 2001, the Common Class shares of Credit Suisse Warburg Pincus Intermediate Maturity Government Fund* (the "Fund") had a return of 5.53%, vs. a return of 6.02% for the Lehman Brothers Intermediate Government Bond Index.**

    The period was a positive one for bonds, which benefited from a supportive interest-rate backdrop. The Federal Reserve, reversing the tighter monetary stance it took in 1999 and early 2000, lowered rates by 200 basis points in the period. Bonds also enjoyed increased demand amid weakness in the stock market.

    The Fund had a gain, though it trailed its benchmark for the six months. This was largely attributable to the Fund's overweighting in mortgage-backed securities, which lagged Treasuries in terms of total return (i.e., bond-price changes plus coupon income). As of the end of the period, roughly 40% of the Fund was invested in mortgage-backed debt, with Treasury securities accounting for about 46% of the Fund. The bulk of the rest of the portfolio was held in U.S. agency securities, e.g., bonds issued by the Federal Home Loan Bank. We do not foresee making dramatic changes to this sector profile anytime soon, though we will continue to make adjustments we deem appropriate, based on relative-yield comparisons.

    Going forward, we believe that the high-quality bonds targeted by the Fund could continue to benefit from uncertainty in the stock market and from stable-to-falling interest rates. Barring an unforeseen surge in inflation, the Fed appears likely to continue to lower rates (or at least not raise them) to aid the economy. For our part, we will continue to seek to provide as high a level of current income as is consistent with the preservation of capital.

Jo Ann Corkran,                               Gregg M. Diliberto,
Co-Portfolio Manager                          Co-Portfolio Manager

Leland Crabbe,                                Jose A. Rodriguez,
Co-Portfolio Manager                          Co-Portfolio Manager

CREDIT SUISSE WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001

                                               SUMMARY OF ANNUALIZED TOTAL RETURNS
-----------------------------------------------------------------------------------------------------------------
                                                                                     SINCE              INCEPTION
     CLASS               ONE YEAR           FIVE YEAR           TEN YEAR            INCEPTION              DATE
    -------              --------           ---------           --------            ---------          ----------
     Common               11.03%              6.41%               6.93%              7.56%             08/22/1988

* Name changed from Warburg Pincus Intermediate Maturity Government Fund effective March 26, 2001.
** The Lehman Brothers Intermediate Government Bond Index is an unmanaged index (with no defined investment objective) of intermediate-term government bonds, and is calculated by Lehman Brothers Inc.

CREDIT SUISSE WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001

                                                                   June 14, 2001

Dear Shareholder:

    For the six months ended April 30, 2001, the Common Class shares of Credit Suisse Warburg Pincus New York Intermediate Municipal Fund* (the "Fund") had a gain of 4.29%, vs. a gain of 4.36% for the Lehman Brothers Five-Year Municipal Bond Index.**

    Municipal bonds had positive results for the November-through-April span in terms of total return. They began on a strong note, aided by optimism over interest rates and by turmoil in the stock market, which placed a premium on securities offering liquidity and quality, such as investment-grade municipal bonds. These bonds also benefited from a strong "January effect," with investors purchasing bonds to replace holdings that had left the market at the end of 2000. However, municipal bonds gave back some ground as the period progressed. This reflected the possibility of a Federal Reserve-led economic recovery, which eased risk concerns, as well as selling pressure during tax season (in general, investors choose to sell bonds rather than stocks to meet tax obligations).

    Against this backdrop, the Fund had a gain, though it modestly trailed its benchmark for the six months on a total-return basis. The Fund's underperformance was largely attributable to its longer-maturity holdings. (Our exposure to these bonds helped the Fund on a relative basis for the year ended April 30, 2001, a period in which the Fund's benchmark had a gain of 9.10%.) We plan to maintain a longer-than-neutral duration, at least as long as the yield curve remains relatively steep. The municipal curve is currently the steepest it has been in five years, providing us with incentive to hold some longer-dated bonds with compelling yields.

    Going forward, while we believe that the environment for bonds in general will remain supportive, we will continue to monitor developments that could negatively affect the municipal market. One is the reduction in marginal tax rates recently approved by Congress, which in theory might reduce demand for tax-free instruments (interestingly, however, certain studies indicate that there has been little historical correlation between changes in marginal tax rates and demand for municipal bonds).

CREDIT SUISSE WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001


    There are some supply and credit-quality concerns as well. A slowing economy could result in higher issuance and/or credit worries, as municipalities grapple with falling revenues. In addition, New York City's transit authority is poised for a huge refinancing deal sometime this year, and the new supply could temporarily restrain the market. Finally, California's power troubles have thrown the credit spotlight on New York, where certain utilities could be hindered by high energy costs. For example, the Long Island Power Association, whose bonds accounted for about 3% of the Fund's assets as of April 30, buys some of its electricity on the open market, as opposed to generating all of its power internally.

    But all told, we believe that, periodic short-term concerns aside, municipal bonds will continue to benefit over the long term from supportive demand. These securities remain a compelling investment choice for investors seeking income. For most New York residents, New York debt offers higher yields, on an after tax basis, than yields offered by comparable-maturity Treasury bonds. As always, we will remain focused on providing what we judge to be attractive levels of after-tax income in a high-quality portfolio.

Sharon B. Parente                                  Patrick A. Bittner, CFA
Co-Portfolio Manager                               Co-Portfolio Manager

    A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO STATE AND CITY TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

                                               SUMMARY OF ANNUALIZED TOTAL RETURNS
-----------------------------------------------------------------------------------------------------------------
                                                                                     SINCE              INCEPTION
     CLASS               ONE YEAR           FIVE YEAR           TEN YEAR            INCEPTION              DATE
    -------              --------           ---------           --------            ---------          ----------
     Common               9.36%              5.19%               5.80%               5.68%             04/01/1987

* Name changed from Warburg Pincus New York Intermediate Municipal Fund effective March 26, 2001.

** The Lehman Brothers Five-Year Municipal Bond Index is an unmanaged index (with no defined investment objective) of municipal bonds, and is compiled by Lehman Brothers Inc.

CREDIT SUISSE WARBURG PINCUS HIGH INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001

                                                                   June 14, 2001

Dear Shareholder:

    For the six months ended April 30, 2001, the Common Class and Class D shares of Credit Suisse Warburg Pincus High Income Fund* (the "Fund") had a gain of 4.73% and 4.86%, respectively, vs. a loss of 1.96% for the Lipper Open-End High Yield Bond Fund Index.**

    The period was a generally difficult one for financial markets, reflecting ongoing worries over the economy and corporate profits. While performance of high-yield debt was, on the whole, restrained by the dimming profit outlook, results were mixed. Given the Federal Reserve's monetary easing in the period--the Fed lowered interest rates by 200 basis points over the January-through--April span-investors deemed many high-yield bonds to be oversold, priced on very negative assumptions.

    Against this backdrop, the Fund had a gain, and performed well compared to its benchmark, aided by good sector positioning and security selection in general. Bonds that helped the Fund included its pharmaceutical, cable-television and oil-equipment holdings. On the negative side, certain of the Fund's telecommunications bonds hampered its return, at least in absolute terms.

    Going forward, our near-term outlook for high yield is one of caution. We expect volatility to remain high, and ongoing turmoil in stock markets could restrain enthusiasm for the group. Our outlook is more optimistic looking further ahead, however. We believe that the Fed's recent actions should start to bear fruit, in terms of the profit and credit backdrop, toward year-end. We will continue to strive to identify individual securities we deem to have attractive yields and good longer-term total-return prospects.

Richard J. Lindquist
Portfolio Manager

CREDIT SUISSE WARBURG PINCUS HIGH INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001


    HIGH-YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK BONDS." SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

                        SUMMARY OF ANNUALIZED TOTAL RETURNS
            --------------------------------------------------------------
                                                 SINCE          INCEPTION
              CLASS          ONE YEAR          INCEPTION          DATE
            ---------       ----------        -----------      -----------
             Common             NA               3.41%(1)      08/01/2000
             Class D           2.95%             1.72%         05/14/1999

(1) Non-annualized

    The High Income Fund offers multiple classes of shares. Performance with respect to the Class A, Class B, and Class C shares, which may vary from the performance of the Common Class and Class D shares, is included in a separate report which may be obtained by calling 800-WARBURG.

*   Name changed from DLJ High Income Fund effective December 18, 2000.
** The Lipper Open-End High Yield Bond Fund Index is composed of open-end mutual funds that invest primarily in high-yield debt securities.

    In light of the Fund's high yield bond emphasis, effective May 1, 2001, the Fund has adopted the CSFB Domestic + High Yield Index as a performance benchmark. The CSFB Domestic + High Yield Index is an unmanaged index (with no defined investment objective) of domestic high yield bonds and is compiled by Credit Suisse First Boston, an affiliate of the Fund's adviser.

CREDIT SUISSE WARBURG PINCUS GLOBAL FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2001

                                                                   June 14, 2001

Dear Shareholder:

    For the six months ended April 30, 2001, the Common Class and Advisor Class shares of Credit Suisse Warburg Pincus Global Fixed Income Fund* (the "Fund") had a gain of 5.23% and 5.00%, respectively, vs. returns of 5.02% for the Salomon Brothers World Government Bond Index (Currency-Hedged),** 6.22% for the Lehman Brothers Aggregate Bond Index*** and 4.72% for a Composite Benchmark.****

    Most global bond markets posted at least modest gains in the period in local-currency terms, aided by an improving global interest-rate outlook. In addition to the U.S. Federal Reserve's series of rate reductions, Japan's central bank eased in March, reversing a tighter course it set in August 2000. A number of other central banks eased as well, although the European Central Bank maintained short-term rates at 4.75% through the period (the ECB has since lowered rates, by 25 basis points, on May 10).

    Against this backdrop, the Fund had a gain, aided by the generally favorable environment for fixed-income markets. Bonds that helped the Fund's showing included its U.S. Treasury holdings and its investment-grade corporate debt in general. Laggards for the Fund included specific high-yield and emerging-market bonds. In terms of currency strategy and performance, we remained biased in favor of the U.S. dollar. This ultimately proved beneficial: To illustrate, the unhedged version of the Salomon Brothers index cited above had a gain of only 2.06% for the six months, hampered by weakness in the yen and certain other currencies vs. the U.S. dollar.

    In terms of regional emphasis, we remained biased in favor of the U.S., though we lowered our exposure as the period progressed in order to take advantage of buying opportunities we saw elsewhere. We added certain government and corporate bonds from Europe as well as bonds from Japan. We also purchased securities from selected emerging bond markets where we saw what we believed to be compelling yields and long-term appreciation potential.

    Going forward, we continue to believe that global economic conditions will begin to improve in the year's second half. In this light, we intend to maintain positions in U.S. and European corporate bonds, along with certain emerging-market securities and specific foreign currencies that can benefit from a longer-term economic upturn. We stress that we intend to maintain an overall investment-grade portfolio (the Fund's average credit rating was AA through the period), while leaving our currency strategy biased in favor of the U.S. dollar.

Charles C. Van Vleet
Portfolio Manager

CREDIT SUISSE WARBURG PINCUS GLOBAL FIXED INCOME FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
April 30, 2001


    INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING MARKETS INVESTING.

                                            SUMMARY OF ANNUALIZED TOTAL RETURNS
-----------------------------------------------------------------------------------------------------------------
                                                                                     SINCE              INCEPTION
     CLASS               ONE YEAR           FIVE YEAR           TEN YEAR            INCEPTION              DATE
    -------              --------           ---------           --------            ---------          ----------
    Common                8.59%               5.62%              7.60%                7.15%            11/01/1990
    Advisor               8.07%                NA                 NA                  6.89%            08/12/1996

* Name changed from Warburg Pincus Global Fixed Income Fund effective March 26, 2001.

** The Salomon Brothers World Government Bond Index (Currency-Hedged) is a market capitalization-weighted index designed to track major government debt markets and is currency-hedged into U.S. dollars.

*** The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. The Aggregate Index includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service, Standard & Poor's Corporation or Fitch Investors' Service.

**** The Composite Benchmark measures the weighted performance of three component indexes. The weights of the component indexes-50% Lehman Brothers Aggregate Index, 35% Salomon Brothers World Government Bond Index Excluding the U.S. (Currency-Hedged), and 15% Merrill Lynch High Yield Master II Index-correspond to the investment strategy of the fund's manager. The Merrill Lynch High Yield Master II Index provides a broad-based measure of the performance of the non-investment-grade U.S. domestic bond market.

     In light of the Fund's global bond emphasis, effective May 1, 2001, the Fund has changed its performance benchmarks from the Salomon Brothers World Government Bond and Lehman Brothers Aggregate Bond Indices to the Lehman Brothers Global Aggregate Index. The Lehman Brothers Global Aggregate Index is a macro index of global government and corporate bond markets, and is composed of various indices calculated by Lehman Brothers, Inc., including the U.S. Aggregate Index, the Pan-European Aggregate Index, the Global Treasury Index, the Asian-Pacific Aggregate Index, the Eurodollar Index and the U.S. Investment-Grade 144A Index.

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                                        RATINGS(1)
     PAR                                                              (S&P/MOODY'S)         MATURITY           RATE%        VALUE
     ---                                                              -------------         --------           -----        -----
CORPORATE BONDS (45.6%)
$1,655,000   Abbey National Guard Capital Trust I                        (A+, Aa3)          12/29/49           8.963    $ 1,804,516
 2,765,000   Abitibi-Consolidated, Inc.                                (BBB-, Baa3)         08/01/05           8.300      2,883,049
 2,000,000   ABN AMRO Bank of New York Subordinate
               Notes (Callable 08/01/04 @ $100.00)                       (NR, Aa3)          08/01/09           8.250      2,108,088
   100,000   Abraxas Petroleum Corp., Series B                           (NR, B3)           03/15/03          12.875        103,375
   155,000   Adelphia Communications Corp.                               (B+, B2)           01/15/07           8.875        148,412
 1,700,000   Adelphia Communications Corp.                               (B+, B2)           11/15/09           9.375      1,683,000
 1,730,000   Adelphia Communications Corp.                               (B+, B2)           10/01/10          10.875      1,833,800
    90,000   AES Corp.                                                   (BB, Ba1)          02/15/11           8.875         90,900
    55,000   AFC Enterprises, Inc.
               (Callable 05/15/02 @ $105.12)                              (B, B3)           05/15/07          10.250         56,375
   370,000   Agrilink Foods, Inc.                                        (B-, B3)           11/01/08          11.875        312,650
   155,000   Alamosa PCS Holdings, Inc.
               (Callable 02/15/05 @ $106.438)(2)                        (CCC, Caa)          02/15/10          12.875         81,375
 3,380,000   Allied Waste North America, Inc.                           (BB-, BA3)          04/01/08           8.875      3,515,200
 1,900,000   Allied Waste North America, Inc. Series B
               (Callable 08/01/04 @ $105.00)                             (B+, B2)           08/01/09          10.000      1,973,625
   800,000   Amerada Hess Corp.                                         (BBB, Baa1)         10/01/29           7.875        839,000
   950,000   American General Corp.                                      (AA-, A2)          08/11/10           7.500      1,014,727
   150,000   American Lawyer Media Holdings, Series B,
               Senior Discount Notes
               (Callable 12/15/02 @ $106.125)(2)                        (CCC+, Caa)         12/15/08          12.250         97,125
   405,000   Ameristar Casinos, Inc.                                     (B-, B3)           02/15/09          10.750        417,150
 1,500,000   Anadarko Petroleum Corp.                                  (BBB+, Baa1)         10/15/26           7.500      1,499,130
 1,500,000   Anheuser-Busch Companies, Inc.
               (Callable 09/01/02 @ $100.00)                             (A+, A1)           09/01/05           7.000      1,531,771
    60,000   Applied Extrusion Technologies, Inc., Series B               (B, B2)           04/01/02          11.500         53,700
   415,000   Argosy Gaming Co.                                           (B+, B2)           06/01/09          10.750        447,681
    90,000   Argosy Gaming Co.                                           (NR, NR)           06/01/09          10.750         97,087
 2,350,000   AT&T Corp.                                                   (A, A2)           03/15/09           6.000      2,184,015
   555,000   AT&T Corp.                                                  (AA-, A1)          03/15/29           6.500        462,662
   855,000   AT&T Corp. - Liberty Media                                (BBB-, Baa3)         02/01/30           8.250        763,619
 1,350,000   AT&T Wireless Group                                        (BBB, Baa2)         03/01/11           7.875      1,356,913
 1,435,000   AT&T Wireless Group                                        (BBB, Baa2)         03/01/31           8.750      1,477,129
    50,000   Aurora Foods, Inc.
               (Callable 07/01/03 @ $106.375)                           (CCC+, Caa)         07/01/08           8.750         42,500
 1,485,000   AXA                                                         (A-, A2)           12/15/30           8.600      1,595,021
   140,000   Aztar Corp. (Callable 05/15/03 @ $104.438)                  (B+, Ba3)          05/15/07           8.875        142,975
    85,000   Bank of America Corp.                                       (A+, Aa2)          05/16/05           7.875         91,153
 4,450,000   Bank of America Corp.                                       (A, Aa3)           02/15/10           7.800      4,742,770
   890,000   Bank One Corp.                                              (A-, A1)           08/01/10           7.875        952,199
   905,000   Bank United Corp.                                          (BBB, Baa1)         05/01/07           8.875      1,002,126
    80,000   Baytex Energy, Ltd.                                         (B-, B2)           02/15/11          10.500         81,000
   105,000   Boyd Gaming Corp. (Callable 07/15/02 @ $104.75)             (B+, B1)           07/15/07           9.500        101,325

                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                        RATINGS(1)
     PAR                                                              (S&P/MOODY'S)         MATURITY           RATE%        VALUE
     ---                                                              -------------         --------           -----        -----
CORPORATE BONDS (CONT'D)
$  105,000   Brand Scaffold Services, Inc.                               (B-, B3)           02/15/08          10.250      $  95,025
   700,000   British Sky Broadcasting, Inc.                             (BB+, Ba1)          10/15/06           7.300        684,293
    50,000   Calpine Corp.                                              (BB+, Ba1)          08/15/10           8.625         50,241
 2,415,000   Calpine Corp.                                              (BB+, Ba1)          02/15/11           8.500      2,408,272
 2,550,000   Charter Communications Holdings                             (B+, B2)           10/01/09          10.750      2,766,750
   610,000   Charter Communications Holdings
               (Callable 01/15/06 @ $105.563)                            (B+, B2)           01/15/11          11.125        662,612
    65,000   Chesapeake Energy Corp., Series B
               (Callable 05/01/02 @ $104.813)                            (B+, B2)           05/01/05           9.625         71,256
   240,000   Chesapeake Energy Corp.
               (Callable 04/01/06 @ $104.063)                            (B+, B2)           04/01/11           8.125        234,300
   950,000   Cilcorp, Inc.                                              (BB+, Baa2)         10/15/29           9.375      1,043,242
 2,015,000   Citigroup, Inc.                                             (A+, Aa3)          10/01/10           7.250      2,097,488
 1,050,000   Citigroup, Inc., Series F                                   (A+, A1)           11/15/08           6.375      1,032,348
 3,500,000   CMS Energy Corp.                                            (BB, Ba3)          04/15/11           8.500      3,484,344
    60,000   CMS Energy Corp., Series B                                  (BB, Ba3)          01/15/04           6.750         57,853
    80,000   Coaxial LLC (Callable 08/15/03 @ $106.4375)(2)             (CCC+, Caa)         08/15/08          12.875         59,600
 4,100,000   Coca-Cola Enterprises, Inc.                                  (A, A2)           10/15/03           6.700      4,223,853
    90,000   Collins & Aikman Products Corp.                              (B, B2)           04/15/06          11.500         83,700
 1,650,000   Comcast Cable Communications                               (BBB, Baa2)         01/30/11           6.750      1,623,313
 3,765,000   Conseco, Inc. (Callable @ make whole + 25 Bp)               (BB-, B1)          10/15/06           9.000      3,520,275
 3,000,000   Consolidated Natural Gas Co.                               (BBB+, A2)          04/15/11           6.850      2,976,168
 1,450,000   Cox Communications, Inc.                                   (BBB, Baa2)         11/01/10           7.750      1,517,158
    70,000   CSC Holdings, Inc.                                         (BB+, Ba1)          07/15/09           8.125         70,464
   700,000   CSX Corp.                                                  (BBB, Baa2)         05/01/27           7.950        717,461
   950,000   DaimlerChrysler NA Holdings Corp.                           (A-, A3)           01/18/11           7.750        975,013
 2,420,000   DaimlerChrysler NA Holdings Corp.                           (A-, A3)           01/18/31           8.500      2,492,994
    65,000   Dayton Superior Corp.                                       (B-, B3)           06/15/09          13.000         67,275
 2,510,000   Delhaize America, Inc.                                    (BBB-, Baa3)         04/15/11           8.125      2,571,510
    80,000   Denbury Management, Inc.
               (Callable 03/01/03 @ $104.50)                             (B-, B3)           03/01/08           9.000         77,600
 1,300,000   Deutsche Bank Capital Funding Trust I
               (Callable 06/30/09 @ $100.00)                             (A+, A1)           12/29/49           7.872      1,319,118
 3,660,000   Dime Bancorp, Inc.                                         (BBB-, Ba1)         07/25/01           7.000      3,670,402
    80,000   DIVA Systems Corp., Series B(2)                             (NR, NR)           03/01/08          12.625         13,200
    80,000   Dobson Communications Corp.
               (Callable 07/01/05 @ $105.438)                             (B, B3)           07/01/10          10.875         81,600
 2,000,000   Dominion Resources, Inc.
               (Putable 10/15/06 @ $100.00)                             (BBB+, A2)          10/15/06           6.875      2,019,104
 1,575,000   Duke Energy Field Services                                 (BBB, Baa2)         08/16/05           7.500      1,637,710
 1,370,000   El Paso Energy Corp.                                       (BBB, Baa2)         12/15/07           6.950      1,380,793
 1,800,000   Enron Corp.                                               (BBB+, Baa1)         06/15/03           7.875      1,879,193
 1,095,000   Enterprise Products Partners LP                            (BBB, Baa3)         02/01/11           7.500      1,095,210
   715,000   ERAC USA Finance Co.                                      (BBB+, Baa2)         12/15/09           7.950        713,786
   130,000   Extendicare Health Services, Inc.                          (CCC+, B3)          12/15/07           9.350        111,800

                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                        RATINGS(1)
     PAR                                                              (S&P/MOODY'S)         MATURITY           RATE%        VALUE
     ---                                                              -------------         --------           -----        -----
CORPORATE BONDS (CONT'D)
$3,000,000   Fannie Mae                                                 (AAA, Aaa)          06/15/10           7.125    $ 3,235,926
 2,500,000   Federal Home Loan Bank                                     (AAA, Aaa)          08/15/03           6.875      2,612,420
   950,000   First Union National Bank                                    (A, A1)           08/18/10           7.800      1,015,849
   121,798   Fitzgeralds Gaming Corp., Series B                         (NR, Caa3)          12/15/04          12.250         73,840
   130,000   Fleming Companies, Inc.
               (Callable 04/01/05 @ $105.06)                             (B+, BA3)          04/01/08          10.125        136,175
   135,000   Flextronics International, Ltd.
               (Callable 07/01/05 @ $104.938)                           (BB-, Ba3)          07/01/10           9.875        135,000
 1,900,000   Ford Motor Co.                                              (A+, A-1)          07/16/31           7.450      1,856,243
 5,000,000   Ford Motor Credit Co.                                        (A, A2)           10/28/09           7.375      5,125,150
 2,450,000   Ford Motor Credit Co.                                        (A, A2)           06/15/10           7.875      2,592,480
 1,350,000   Ford Motor Credit Co.                                        (A, A2)           02/01/11           7.375      1,385,581
   120,000   Four M Corp., Series B
               (Callable 06/01/01 @ $106.00)                              (B, B3)           06/01/06          12.000        117,000
    85,000   Frontiervision Holdings LP
               (Callable 09/15/01 @ $107.917)(2)                         (B+, B2)           09/15/07          11.875         86,700
    75,000   Galey & Lord, Inc.                                           (B, Ca)           03/01/08           9.125         42,375
 1,600,000   General Motors Corp.                                         (A, A2)           01/15/11           7.200      1,620,098
 1,725,000   General Motors Corp.                                         (A, A2)           05/01/28           6.750      1,562,798
 2,860,000   Global Crossing Holdings, Ltd.
               (Callable 11/01/04 @ $104.75)                             (BB, Ba2)          11/15/09           9.500      2,674,100
 1,850,000   Golden State Escrow Corp.
               (Callable @ make whole + 50 BP)                          (BB+, Ba1)          08/01/03           7.000      1,834,429
 1,315,000   Goldman Sachs Group, Inc.                                   (A+, A1)           01/15/11           6.875      1,308,467
   750,000   Goldman Sachs Group, Inc., Series EMTN                      (A+, A1)           01/28/10           7.800        791,435
    35,000   Gothic Production Corp., Series B                           (CCC, B3)          05/01/05          11.125         39,112
    40,000   GT Group Telecom, Inc.
               (Callable 02/01/05 @ $106.625)(2)                        (B-, Caa1)          02/01/10          13.250         14,000
   950,000   Gulf Canada Resources, Ltd.                               (BBB-, Baa3)         01/15/11           7.125        944,682
    25,000   Hard Rock Hotel, Inc., Series B                            (B-, Caa2)          04/01/05           9.250         22,375
   110,000   HCA - The Healthcare Co.                                   (BB+, Ba2)          09/01/10           8.750        118,923
   670,000   Hilton Hotels Corp.
               (Callable @ make whole + 50 BP)                         (BBB-, Baa3)         02/15/11           8.250        668,166
 2,980,000   HMH Properties, Inc.(3)
               (Callable 05/15/01 @ $102.375)                            (NR, NR)           05/15/05           9.500      3,009,800
    35,000   Hollinger International Publishing                          (BB, Ba2)          03/15/05           8.625         36,225
 4,550,000   Household Finance Corp.                                      (A, A2)           05/01/04           6.000      4,595,791
 2,000,000   HSBC Capital Funding LP
               (Callable 06/30/10 @ $100.00)                             (A-, A1)           12/31/49           9.547      2,258,298
    55,000   Hyperion Telecommunications, Inc., Series B                 (B+, B3)           04/15/03          13.000         41,800
    55,000   ICN Pharmaceuticals, Inc., Rule 144A                        (BB, Ba3)          08/15/05           9.250         56,444
    75,000   ICN Pharmaceuticals, Inc., Series B                         (BB, Ba3)          11/15/08           8.750         75,656

                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                        RATINGS(1)
     PAR                                                              (S&P/MOODY'S)         MATURITY           RATE%        VALUE
     ---                                                              -------------         --------           -----        -----
CORPORATE BONDS (CONT'D)
$3,000,000   ING Capital Funding Trust III
               (Callable 12/31/10 @ $100.00)                             (A, Aa3)           12/31/49           8.439    $ 3,185,559
    60,000   Insight Midwest, Rule 144A                                  (B+, B1)           11/01/10          10.500         65,250
 1,080,000   Intermedia Communications, Inc.
               (Callable 05/15/01 @ $106.25)(2)                           (B, B2)           05/15/06          12.500      1,015,200
   890,000   Intermedia Communications, Inc., Series B(2)                 (B, B2)           07/15/07          11.250        736,475
   330,000   Intermedia Communications, Inc., Series B
               (Callable 11/01/02 @ $104.44)                              (B, B2)           11/01/07           8.875        308,550
   360,000   Intermedia Communications, Inc., Series B
               (Callable 06/01/03 @ $104.30)                              (B, B2)           06/01/08           8.600        336,600
    80,000   Iron Mountain, Inc. (Callable 04/01/06 @ $104.31)            (B, B2)           04/01/13           8.625         80,800
   650,000   ITT Corp.                                                  (BBB-, Ba1)         11/15/05           6.750        633,311
    70,000   IWO Holdings, Inc. (Callable on 1/15/06 @ $107.00)         (CCC, Caa1)         01/15/11          14.000         64,750
 1,860,000   J.P. Morgan Chase & Co.                                     (AA-, A1)          02/25/04           5.750      1,885,385
   900,000   J.P. Morgan Chase & Co.                                     (A+, A1)           06/15/10           7.875        975,938
 1,400,000   J.P. Morgan Chase & Co.                                     (A+, A1)           02/01/11           6.750      1,410,214
    25,000   James Cable Partners LP, Series B
               (Callable 08/15/01 @ $105.375)                           (CCC, Caa)          08/15/04          10.750         20,750
    90,000   KB Home                                                     (BB-, B1)          02/15/11           9.500         90,225
 3,100,000   Kellogg Co.                                                (BBB, BAA2)         04/01/03           5.500      3,108,705
   640,000   Kellogg Co.                                                (BBB, BAA2)         04/01/11           6.600        630,176
   995,000   Kellogg Co.                                                (BBB, BAA2)         04/01/31           7.450        992,153
   900,000   Keyspan Corp.                                                (A, A3)           11/15/30           8.000        967,257
   290,000   Kroger Co.                                                (BBB-, Baa3)         12/15/18           6.800        266,212
    80,000   La Petite Academy, Inc., Series B
               (Callable 05/15/03 @ $105.00)                             (B-, B3)           05/15/08          10.000         54,800
 2,190,000   Lehman Brothers Holdings, Inc.                               (A, A3)           06/15/07           8.250      2,345,941
 3,000,000   Level 3 Communications, Inc.                                 (B, B3)           05/01/08           9.125      1,950,000
   125,000   Levi Strauss & Co.                                         (BB-, Ba3)          11/01/06           7.000        107,812
   110,000   Lin Television Corp. (Callable 03/01/03 @ $104.188)         (B-, B2)           03/01/08           8.375        102,575
 2,230,000   Lockheed Martin Corp.                                     (BBB-, Baa3)         12/01/05           7.950      2,386,927
   750,000   Long Island Savings Bank FSB                               (BBB, Baa3)         06/13/02           7.000        767,120
    85,000   Magellan Health Services, Inc.
               (Callable 02/15/03 @ $104.50)                             (B-, Caa)          02/15/08           9.000         80,113
 1,370,000   Magnum Hunter Resources, Inc.                                (B, B2)           06/01/07          10.000      1,390,550
 1,935,000   MGM Mirage, Inc.                                           (BB+, Ba2)          06/01/07           9.750      2,080,125
 1,100,000   MGM Mirage, Inc.                                          (BBB-, Baa3)         09/15/10           8.500      1,131,855
    30,000   Mohegan Tribal Gaming                                      (BB-, Ba3)          01/01/09           8.750         31,125
 2,900,000   Monumental Global Funding                                  (AA+, Aa3)          01/19/06           6.050      2,896,140
 1,675,000   Morgan Stanley Dean Witter                                 (AA-, Aa3)          06/15/05           7.750      1,774,760
    60,000   Mrs. Fields Original Cookies Co., Series B                  (B+, B2)           12/01/04          10.125         51,300
 2,030,000   National Republic of Bulgaria, Series A FLIRB               (B+, B2)           07/28/12           3.000      1,537,725
 1,000,000   National Rural Utilities                                    (AA, A1)           05/15/05           6.125      1,003,424
   185,000   NBTY, Inc., Series B                                        (B+, B1)           09/15/07           8.625        167,425

                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                        RATINGS(1)
     PAR                                                              (S&P/MOODY'S)         MATURITY           RATE%        VALUE
     ---                                                              -------------         --------           -----        -----
CORPORATE BONDS (CONT'D)
$  500,000   News America Holdings, Inc.                               (BBB-, Baa3)         02/01/13           9.250     $  554,541
 1,050,000   News America Holdings, Inc.                               (BBB-, Baa3)         08/10/18           8.250      1,023,375
 1,085,000   Nextel Communications, Inc.
               (Callable 11/15/04 @ $104.688)                            (B-, B1)           11/15/09           9.375        900,550
   700,000   Norfolk Southern Corp.                                     (BB, Baa1)          05/15/27           7.800        713,659
    70,000   Northland Cable Television                                  (B-, B3)           11/15/07          10.250         49,350
 1,400,000   NTL Communications Corp., Series B
               (Callable 10/01/03 @ $105.75)                              (B, B2)           10/01/08          11.500      1,190,000
    65,000   Nuevo Energy Co., Series B                                  (B+, B1)           10/01/10           9.375         64,675
 4,000,000   Oklahoma Gas & Electric
               (Putable 07/15/04 @ 100.00)                               (A+, A1)           07/15/04           6.500      4,040,332
    35,000   Olympus Communications LP, Series B                         (B+, B2)           11/15/06          10.625         36,400
   105,000   Owens-Illinois, Inc.                                        (BB, Ba1)          05/15/08           7.350         81,375
    25,000   Parker Drilling Co., Series D                               (B+, B1)           11/15/06           9.750         26,188
 2,000,000   Potomac Electric Power Co.
               (Callable 05/15/02 @ $103.21)                              (A, A1)           05/15/27           8.500      2,054,026
 1,000,000   Progress Energy, Inc.                                      (BBB, Baa1)         03/01/06           6.750      1,021,687
 1,080,000   PSEG Power LLC                                             (BBB, BAA1)         04/15/06           6.875      1,078,002
    70,000   PSINet, Inc., Series B                                       (C, CA)           02/15/05          10.000          4,550
 1,650,000   Qwest Capital Funding, Inc.                                (A-, Baa1)          08/15/01           6.875      1,659,580
 1,265,000   Qwest Capital Funding, Inc.                               (BBB+, Baa1)         11/15/18           6.500      1,118,896
 1,055,000   Raytheon Co.                                              (BBB-, BAA3)         03/01/03           7.900      1,085,352
   400,000   Raytheon Co.                                              (BBB-, BAA3)         07/15/05           6.500        395,938
   900,000   Rohm & Haas Co.                                             (A-, A3)           07/15/29           7.850        943,394
    45,000   Ryland Group                                                (BB, Ba2)          09/01/10           9.750         47,475
 2,365,000   Safeway, Inc.                                              (BBB, Baa2)         09/15/04           7.250      2,460,532
    30,000   Salem Communications Corp., Series B                        (B-, B3)           10/01/07           9.500         30,450
    85,000   Samsonite Corp (Callable 06/15/03 @ $105.375)              (CCC+, Caa)         06/15/08          10.750         68,425
   280,000   SBA Communications Corp.                                    (B-, NR)           02/01/09          10.250        278,600
    60,000   Sbarro, Inc.                                               (BB-, Ba3)          09/15/09          11.000         62,700
    85,000   Scotts Co. (Callable 01/15/04 @ $104.31)                    (B+, B2)           01/15/09           8.625         87,019
    75,000   Sequa Corp.                                                 (BB, BA2)          04/01/08           8.875         76,125
   100,000   Simmons Co. (Callable 03/15/04 @ $105.125)                  (B-, B3)           03/15/09          10.250         98,000
   220,000   Southwest Royalties, Inc., Series B                       (CCC-, Caa2)         10/15/04          10.500        191,950
    95,000   Sovereign Bancorp, Inc.                                    (BB+, Ba3)          11/15/06          10.500        102,600
 1,890,000   Sprint Capital Corp.                                      (BBB+, Baa1)         11/15/28           6.875      1,599,709
    90,000   Stater Brothers Holdings                                    (B+, B2)           08/15/06          10.750         82,800
 1,665,000   Suntrust Bank, Series BKNT                                  (A+, A1)           04/01/11           6.375      1,620,168
    75,000   Telewest Communications PLC                                 (B+, B1)           10/01/06           9.625         69,000
    65,000   Tenet Healthcare Corp., Series B                           (BB-, Ba3)          12/01/08           8.125         67,763
   540,000   Time Warner, Inc.                                          (BBB, Baa3)         05/15/29           6.625        479,736
    55,000   Trico Marine Services, Inc., Series G                        (B, B1)           08/01/05           8.500         54,588
 1,745,000   Tricon Global Restaurant                                    (BB, BA1)          04/15/11           8.875      1,740,638
 3,500,000   Tyco International Group SA                                (A-, BAA1)          02/15/06           6.375      3,513,486

                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                        RATINGS(1)
     PAR                                                              (S&P/MOODY'S)         MATURITY           RATE%        VALUE
     ---                                                              -------------         --------           -----        -----
CORPORATE BONDS (CONT'D)
$   90,000   U.S. Unwired, Inc., Series B,
               (Callable 11/01/04 @ $106.688)(2)                       (CCC+, Caa1)         11/01/09          13.375      $  46,350
   750,000   UBS Preferred Funding Trust I                              (AA-, Aa2)          12/29/49           8.622        810,522
 3,000,000   Viacom, Inc.                                              (BBB+, Baa1)         07/30/10           7.700      3,190,557
   885,000   Visteon Corp.                                              (BBB, Baa2)         08/01/10           8.250        927,816
 1,250,000   Voicestream Wireless Corp.(2)                               (B-, B2)           11/15/09          11.875        996,875
   710,000   Voicestream Wireless Holding                                (B-, B2)           11/15/09          10.375        812,950
 3,000,000   Wells Fargo Bank NA                                         (A+, Aa2)          02/01/11           6.450      2,986,314
    95,000   Werner Holdings Co., Inc.
               (Callable 11/15/02 @ $105)                                (B-, B2)           11/15/07          10.000         91,200
    65,000   Western Gas Resources, Inc.,
               (Callable 06/15/04 @ $105.00)                            (BB-, Ba3)          06/15/09          10.000         70,038
    85,000   Westpoint Steven, Inc.                                      (BB-, B1)          06/15/05           7.875         50,788
    80,000   Winstar Communications, Inc.
               (Callable 04/15/10 @ $106.375)                            (B-, B3)           04/15/10          12.750          1,400
 5,000,000   WorldCom, Inc.                                              (A-, A3)           04/15/02           6.125      5,014,935
 1,180,000   WorldCom, Inc.                                             (BBB+, A3)          05/15/06           8.000      1,213,728
   935,000   WorldCom, Inc.                                             (BBB+, A3)          05/15/10           8.250        962,511
   455,000   XO Communications, Inc.                                      (B, B2)           11/15/08          10.750        227,500
 1,180,000   XO Communications, Inc.
               (Callable 06/01/04 @ $106.125)(2)                          (B, B2)           06/01/09           6.949        348,100
 1,000,000   XO Communications, Inc.
               (Callable 12/01/04 @ $105.25)                              (B, B2)           12/01/09          10.500        485,000
 1,610,000   XO Communications, Inc.
               (Callable 12/01/04 @ $106.06)(2)                           (B, B2)           12/01/09          12.125        426,650
    80,000   YankeeNets LLC                                              (B-, B1)           03/01/07          12.750         82,000
   165,000   Young Broadcasting, Inc.
               (Callable 03/01/09 @ $105.00)                              (B, B2)           03/01/11          10.000        160,050
                                                                                                                       ------------
           TOTAL CORPORATE BONDS (Cost $213,494,822)                                                                    213,572,950
                                                                                                                       ------------
FOREIGN BONDS (8.2%)
 2,500,000   Barclays Bank PLC                                          (AA-, Aa3)          12/15/09           7.400      2,620,072
 1,550,000   Barclays Bank PLC                                           (A+, Aa2)          09/29/49           8.550      1,673,702
   885,000   British Telecommunications PLC                               (A, A2)           12/15/05           7.625        920,350
   900,000   British Telecommunications PLC                               (A, A2)           12/15/30           8.625        953,385
 3,290,000   France Telecom                                              (A-, A3)           03/01/06           7.200      3,364,341
 1,495,000   Government of Bulgaria, Series A                            (NR, B2)           07/28/24           6.313      1,104,431
 1,900,000   Government of Quebec, Series PJ                             (A+, A2)           01/22/11           6.125      1,864,375
   255,106   Hidroelectrica Piedra del Aguila SA, Series QP              (NR, NR)           06/30/09           8.250        135,844
   115,000   Intrawest Corp. (Callable 02/01/05 @ $105.25)               (B+, B1)           02/01/10          10.500        118,450
 1,870,000   Koninklijke (Royal) KPN NV                                  (A-, A3)           10/01/10           8.000      1,821,307
 1,500,000   Koninklijke (Royal) KPN NV                                  (A-, A3)           10/01/30           8.375      1,399,819
   800,000   Korea Asset Funding, Ltd.,
               Series 2000-1A, Class 1                                  (NR, Baa2)          02/12/09           7.270        796,000
 1,200,000   Nordbanken                                                 (BBB+, Aa3)         11/29/49           8.950      1,296,004

                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                        RATINGS(1)
     PAR                                                              (S&P/MOODY'S)         MATURITY           RATE%        VALUE
     ---                                                              -------------         --------           -----        -----
FOREIGN BONDS (CONT'D)
$  545,000   Petroleum Geo-Services                                     (BBB, Baa3)         03/30/28           7.125     $  429,616
   550,000   Petroleum Geo-Services                                     (BBB, Baa3)         07/15/29           8.150        485,878

   920,000   Republic of Argentina                                       (NR, NR)           05/21/03          11.750        839,960
   668,000   Republic of Argentina                                       (B+, B2)           02/21/12          12.375        550,432
 3,305,600   Republic of Argentina
               (Callable 09/29/01 @ $100.00)                             (BB-, B1)          03/31/05           5.625      2,704,394
   180,000   Republic of Argentina, Series L                             (BB, B1)           03/31/23           7.625        123,300
 3,053,896   Republic of Brazil (Callable 10/15/01 @ $100.00)            (B+, B1)           04/15/14           8.000      2,301,874
 3,605,000   Republic of Brazil (Callable 08/17/15 @ $100.00)            (B+, B1)           08/17/40          11.000      2,736,195
 2,080,000   Republic of Philippines, Series B                          (BB+, Ba1)          12/01/17           6.500      1,695,200
 1,710,000   Republic of Turkey                                           (B, B1)           01/15/30          11.875      1,406,475
   175,000   Rogers Cantel, Inc. (Callable 10/01/02 @ $104.40)          (BB-, Ba2)          10/01/07           8.800        169,750
    65,000   Rogers Communications, Inc.
               (Callable 01/15/02 @ $103.04)                            (BB-, Ba2)          01/15/06           9.125         65,650
 2,200,000   Royal Bank of Scotland Group PLC, Series 3
               (Callable 12/31/05 @ $100)                                (A-, A1)           11/29/49           7.816      2,307,378
 6,910,000   Russian Federation                                          (B-, B3)           03/31/30           5.000      2,902,200
 1,580,000   Russian Ministry of Finance, Series VI                     (CCC+, B3)          05/14/06           3.000        838,388
   900,000   Tyco International Group SA                                (A-, Baa1)          01/15/29           6.875        837,144
                                                                                                                       ------------
              TOTAL FOREIGN BONDS (Cost $38,369,943)                                                                     38,461,914
                                                                                                                       ------------
ASSET BACKED SECURITIES (2.9%)
   900,000   Chase Credit Card Master Trust
               Series 2000-1, Class A                                   (AAA, Aaa)          04/15/01           5.330        901,979
 2,000,000   Chase Credit Card Master Trust,
               Series 1999-3, Class A                                   (AAA, Aaa)          09/15/04           6.660      2,078,887
 1,140,000   MBNA Master Credit Card Trust,
               Series 1997-I, Class A                                   (AAA, Aaa)          01/15/07           6.550      1,181,141
 5,000,000   MBNA Master Credit Card Trust,
               Series 1995-C, Class A                                   (AAA, Aaa)          02/15/08           6.450      5,166,406
 4,000,000   Standard Credit Card Master Trust,
               Series 1994-4, Class A                                   (AAA, Aaa)          11/07/03           8.250      4,082,801
                                                                                                                       ------------
           TOTAL ASSET BACKED SECURITIES (Cost $13,419,560)                                                              13,411,214
                                                                                                                       ------------
MORTGAGE-BACKED SECURITIES (40.3%)
 4,660,000   California Infrastructure PG&E, Series 1997-1,
               Class A7 (Callable 09/25/06 @ $100.00)                   (AAA, Aaa)          09/25/08           6.420      4,761,075
 2,500,000   Commonwealth Edison Co.                                    (BBB, Baa2)         02/01/22           8.625      2,591,807
 5,650,000   Commonwealth Edison Transitional Funding Trust,
               Series 1998-1, Class A6                                  (AAA, Aaa)          06/25/09           5.630      5,596,353
   153,109   Donaldson Lufkin & Jenrette, Inc.,
               Acceptance Trust, Series 1989-1,
               Class F Acceptance Trust                                 (AAA, Aaa)          08/01/19          11.000        169,479
       135   Fannie Mae                                                 (AAA, Aaa)          10/01/01           8.750            136
   439,993   Fannie Mae                                                 (AAA, Aaa)          06/01/02           7.000        446,318

                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                        RATINGS(1)
     PAR                                                              (S&P/MOODY'S)         MATURITY           RATE%        VALUE
     ---                                                              -------------         --------           -----        -----
MORTGAGE-BACKED SECURITIES (CONT'D)
 $  30,299   Fannie Mae                                                 (AAA, Aaa)          09/01/03           9.250     $   31,993
    19,943   Fannie Mae                                                 (AAA, Aaa)          09/01/03           9.250         21,059
 8,000,000   Fannie Mae                                                 (AAA, Aaa)          12/15/05           6.000      8,199,824
   526,754   Fannie Mae                                                 (AAA, Aaa)          07/01/07           8.000        545,355
 7,250,000   Fannie Mae                                                 (AAA, Aaa)          10/15/07           6.625      7,624,571
    71,225   Fannie Mae                                                 (AAA, Aaa)          10/01/08           8.750         74,497
   185,458   Fannie Mae                                                 (AAA, Aaa)          12/01/08          12.000        209,162
   132,484   Fannie Mae                                                 (AAA, Aaa)          01/01/09           9.000        138,404
 3,111,027   Fannie Mae                                                 (AAA, Aaa)          08/01/13           6.500      3,139,221
 5,900,000   Fannie Mae                                                 (AAA, Aaa)          05/01/16           6.500      5,946,091
 6,525,000   Fannie Mae                                                 (AAA, Aaa)          05/01/16           7.000      6,657,536
   370,814   Fannie Mae                                                 (AAA, Aaa)          09/01/17           9.000        386,226
    51,762   Fannie Mae                                                 (AAA, Aaa)          09/01/20           9.000         53,913
   978,975   Fannie Mae                                                 (AAA, Aaa)          12/01/21           7.869        993,609
   371,226   Fannie Mae                                                 (AAA, Aaa)          02/01/23           9.000        387,815
 4,353,000   Fannie Mae                                                 (AAA, Aaa)          03/01/28           8.000      4,503,995
   769,291   Fannie Mae                                                 (AAA, Aaa)          05/01/29           7.500        785,879
    55,274   Fannie Mae                                                 (AAA, Aaa)          07/01/29           7.500         56,466
    30,248   Fannie Mae                                                 (AAA, Aaa)          08/01/29           7.500         30,900
   539,113   Fannie Mae                                                 (AAA, Aaa)          08/01/29           7.500        550,738
    68,286   Fannie Mae                                                 (AAA, Aaa)          08/01/29           7.500         69,758
   618,426   Fannie Mae                                                 (AAA, Aaa)          08/01/29           7.500        631,761
    24,172   Fannie Mae                                                 (AAA, Aaa)          08/01/29           7.500         24,693
    31,019   Fannie Mae                                                 (AAA, Aaa)          09/01/29           7.500         31,688
    21,377   Fannie Mae                                                 (AAA, Aaa)          09/01/29           7.500         21,838
    91,915   Fannie Mae                                                 (AAA, Aaa)          09/01/29           7.500         93,897
    79,533   Fannie Mae                                                 (AAA, Aaa)          10/01/29           7.500         81,248
    33,830   Fannie Mae                                                 (AAA, Aaa)          10/01/29           7.500         34,560
    36,705   Fannie Mae                                                 (AAA, Aaa)          10/01/29           7.500         37,496
   516,647   Fannie Mae                                                 (AAA, Aaa)          10/01/29           7.500        527,787
    35,904   Fannie Mae                                                 (AAA, Aaa)          10/01/29           7.500         36,678
   480,208   Fannie Mae                                                 (AAA, Aaa)          10/01/29           7.500        490,562
    21,087   Fannie Mae                                                 (AAA, Aaa)          10/01/29           7.500         21,542
   587,426   Fannie Mae                                                 (AAA, Aaa)          11/01/29           7.500        600,092
   310,990   Fannie Mae                                                 (AAA, Aaa)          11/01/29           7.500        317,696
    37,876   Fannie Mae                                                 (AAA, Aaa)          11/01/29           7.500         38,693
    86,968   Fannie Mae                                                 (AAA, Aaa)          11/01/29           7.500         88,844
   287,247   Fannie Mae                                                 (AAA, Aaa)          12/01/29           7.500        293,441
   974,353   Fannie Mae                                                 (AAA, Aaa)          12/01/29           7.000        982,574
    37,651   Fannie Mae                                                 (AAA, Aaa)          12/01/29           7.500         38,463
   131,821   Fannie Mae                                                 (AAA, Aaa)          12/01/29           7.000        132,933
   514,752   Fannie Mae                                                 (AAA, Aaa)          12/01/29           7.000        519,095
   178,852   Fannie Mae                                                 (AAA, Aaa)          12/01/29           7.500        182,709
   495,328   Fannie Mae                                                 (AAA, Aaa)          12/01/29           7.500        506,008

                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                        RATINGS(1)
     PAR                                                              (S&P/MOODY'S)         MATURITY           RATE%        VALUE
     ---                                                              -------------         --------           -----        -----
MORTGAGE-BACKED SECURITIES (CONT'D)
$   63,068   Fannie Mae                                                 (AAA, Aaa)          01/01/30           7.500       $ 64,427
    50,626   Fannie Mae                                                 (AAA, Aaa)          01/01/30           7.000         51,054
   463,494   Fannie Mae                                                 (AAA, Aaa)          01/01/30           7.500        473,488
   549,568   Fannie Mae                                                 (AAA, Aaa)          01/01/30           8.000        568,631
   309,883   Fannie Mae                                                 (AAA, Aaa)          02/01/30           7.000        312,498
 1,007,588   Fannie Mae                                                 (AAA, Aaa)          02/01/30           7.000      1,016,089
    79,214   Fannie Mae                                                 (AAA, Aaa)          02/01/30           7.500         80,922
    38,739   Fannie Mae                                                 (AAA, Aaa)          02/01/30           7.500         39,574
    31,065   Fannie Mae                                                 (AAA, Aaa)          02/01/30           7.500         31,735
    24,727   Fannie Mae                                                 (AAA, Aaa)          02/01/30           7.000         24,936
   252,001   Fannie Mae                                                 (AAA, Aaa)          02/01/30           7.000        254,128
   807,945   Fannie Mae                                                 (AAA, Aaa)          03/01/30           7.500        825,366
   861,729   Fannie Mae                                                 (AAA, Aaa)          03/01/30           7.000        869,000
   617,263   Fannie Mae                                                 (AAA, Aaa)          03/01/30           7.500        630,573
   639,795   Fannie Mae                                                 (AAA, Aaa)          03/01/30           7.500        653,591
    71,238   Fannie Mae                                                 (AAA, Aaa)          03/01/30           7.500         72,775
   162,930   Fannie Mae                                                 (AAA, Aaa)          03/01/30           7.500        166,443
   640,351   Fannie Mae                                                 (AAA, Aaa)          03/01/30           7.500        654,159
    50,135   Fannie Mae                                                 (AAA, Aaa)          03/01/30           7.500         51,216
   556,413   Fannie Mae                                                 (AAA, Aaa)          03/01/30           7.500        568,411
 1,346,918   Fannie Mae                                                 (AAA, Aaa)          03/01/30           7.000      1,358,282
    55,600   Fannie Mae                                                 (AAA, Aaa)          03/01/30           7.500         56,799
   134,493   Fannie Mae                                                 (AAA, Aaa)          03/01/30           7.500        137,393
   409,310   Fannie Mae                                                 (AAA, Aaa)          03/01/30           8.000        423,508
   827,052   Fannie Mae                                                 (AAA, Aaa)          03/01/30           8.000        855,741
   741,347   Fannie Mae                                                 (AAA, Aaa)          03/01/30           7.500        757,332
   688,401   Fannie Mae                                                 (AAA, Aaa)          03/01/30           7.500        703,245
 6,865,000   Fannie Mae                                                 (AAA, Aaa)          05/01/31           6.000      6,626,867
12,485,000   Fannie Mae                                                 (AAA, Aaa)          05/01/31           7.500     12,742,503
36,500,000   Fannie Mae                                                 (AAA, Aaa)          05/01/31           8.000     37,731,875
15,485,000   Fannie Mae                                                 (AAA, Aaa)          05/15/31           7.000     15,615,662
   170,083   Fannie Mae Pool #531075                                    (AAA, Aaa)          02/01/30           8.000        175,983
   738,027   Fannie Mae Pool #533026                                    (AAA, Aaa)          03/01/30           8.000        763,628
   175,395   Fannie Mae Pool #515542                                    (AAA, Aaa)          10/01/29           8.000        181,479
   542,977   Fannie Mae Pool #533027                                    (AAA, Aaa)          03/01/30           8.000        561,812
 1,036,857   Fannie Mae Pool #533033                                    (AAA, Aaa)          03/01/30           8.000      1,072,823
 3,038,000   Fannie Mae, Series 1993-196, Class J                       (AAA, Aaa)          10/25/08           5.500      3,010,309
 4,920,000   Fannie Mae, Series 1997-51,
               Class KB Guaranteed REMIC Trust                          (AAA, Aaa)          03/20/08           7.000      5,010,774
 3,350,000   Federal Home Loan Bank                                     (AAA, Aaa)          09/15/03           5.125      3,373,416
 4,000,000   Freddie Mac                                                (AAA, Aaa)          03/15/11           5.625      3,873,740
     6,192   Freddie Mac                                                (AAA, Aaa)          04/01/16          10.000          6,701
 1,437,466   Freddie Mac                                                (AAA, Aaa)          04/01/17           8.500      1,516,077
   724,637   Freddie Mac                                                (AAA, Aaa)          10/01/19           8.320        742,027

                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                        RATINGS(1)
     PAR                                                              (S&P/MOODY'S)         MATURITY           RATE%        VALUE
     ---                                                              -------------         --------           -----        -----
MORTGAGE-BACKED SECURITIES (CONT'D)
$2,500,000   Freddie Mac (Callable 06/01/01 @ $100.00)                  (AAA, Aaa)          06/01/04           6.300    $ 2,503,913
 1,000,000   Freddie Mac (Callable 11/13/01 @ $100.00)                  (AAA, Aaa)          11/13/06           6.950      1,012,770
   500,000   Freddie Mac (Callable 11/22/01 @ $100.00)                  (AAA, Aaa)          11/22/06           6.875        506,398
    36,572   Freddie Mac Pool #220014                                   (AAA, Aaa)          10/01/01           8.750         36,755
 3,275,000   GE Capital Commercial Mortgage Corp.,
               Series 2000-1, Class A2                                  (AAA, Aaa)          12/15/10           6.496      3,265,065
    89,099   Ginnie Mae                                                 (AAA, Aaa)          01/15/10           9.500         94,055
    10,285   Ginnie Mae                                                 (AAA, Aaa)          07/15/13          11.000         11,246
    16,890   Ginnie Mae                                                 (AAA, Aaa)          09/15/13          12.000         19,143
     4,426   Ginnie Mae                                                 (AAA, Aaa)          09/15/20           9.500          4,639
 2,541,337   Ginnie Mae                                                 (AAA, Aaa)          08/15/30           7.500      2,604,076
   787,973   Ginnie Mae                                                 (AAA, Aaa)          09/15/30           7.500        807,426
   848,206   Ginnie Mae                                                 (AAA, Aaa)          10/15/30           7.500        869,146
 1,624,279   LB Commercial Conduit Mortgage Trust
               Class 99-C2 A1                                            (NR, NR)           07/15/08           7.105      1,695,079
 3,300,000   LB-UBS Commercial Mortgage Trust,
               Series 2000-C5, Class A2                                 (AAA, Aaa)          11/15/10           6.510      3,309,453
 3,300,000   Merrill Lynch Mortgage Investors, Inc.,
               Series 1999-C1, Class A2                                  (AAA, NR)          09/15/09           7.560      3,502,185
 2,213,927   Morgan Stanley Mortgage Trust,
               Series 40, Class 8                                       (AAA, Aaa)          07/20/21           7.000      2,239,852
   733,838   Nomura Asset Securities Corp.,
               Series 1994-4B, Class 4B                                 (AAA, Aaa)          09/25/24           8.300        746,214
   134,656   Residential Funding Mortgage Corp.,
               Series 96-S2, Class A1                                    (NR, NR)           01/25/11           6.750        134,206
    76,329   Shurgard Pass-Through Certificate Trust,
               Series 1, Class 1 CMO Asset Backed                        (NR, NR)           06/15/04           8.240         76,511
   962,151   Small Business Administration, Series
               1992-20D, Class 1 Development
               Participation Certificate Debenture                      (AAA, Aaa)          04/01/12           8.200      1,023,981
                                                                                                                       ------------
           TOTAL MORTGAGE-BACKED SECURITIES (Cost $186,845,886)                                                         188,875,583
                                                                                                                       ------------
UNITED STATES TREASURY OBLIGATIONS (7.7%)
 4,000,000   U.S. Treasury Notes                                        (AAA, Aaa)          03/31/02           6.500      4,087,140
 4,500,000   U.S. Treasury Notes                                        (AAA, Aaa)          02/15/03           6.250      4,648,338
 7,000,000   U.S. Treasury Notes                                        (AAA, Aaa)          03/31/03           4.250      6,993,525
   860,000   U.S. Treasury Notes                                        (AAA, Aaa)          02/15/11           5.000        838,501
18,720,000   U.S. Treasury Notes                                        (AAA, Aaa)          05/15/30           6.250     19,752,539
                                                                                                                       ------------
           TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $36,495,967)                                                   36,320,043
                                                                                                                       ------------

      NUMBER OF
       SHARES
      ---------
WARRANTS (0.0%)
        65   Dayton Superior Corp., Rule 144A, strike $0.01, expires June 2009                                                1,308
        40   GT Group Telecom, Inc., Rule 144A, strike $0.00, expires February 2010                                           1,080
                                                                                                                       ------------
           TOTAL WARRANTS (Cost $3,300)                                                                                       2,388
                                                                                                                       ------------

                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                        RATINGS(1)
     PAR                                                              (S&P/MOODY'S)         MATURITY           RATE%       VALUE
     ---                                                              -------------         --------           -----       -----
PREFERRED STOCKS (0.8%)
CONVERTIBLE PREFERRED STOCK (0.2%)
  $ 26,000   Prologis Trust, Series C, Pfd. 8.54%
               (Callable 11/13/26 @ $50)                                                                       8.540   $  1,177,314
PREFERRED STOCK (0.6%)
    36,800   Banco, Totta & Acores Financial, Series A,
               Pfd. 8.875% (Callable 10/11/06 @ $25)                                                           8.875        931,408
    72,000   Equity Residential Properties Trust, Series D,
               Pfd. 8.600% (Callable 07/15/07 @ $25.00)                                                        8.600      1,850,400
                                                                                                                       ------------
                                                                                                                          2,781,808
                                                                                                                       ------------
           TOTAL PREFERRED STOCKS (Cost $4,015,125)                                                                       3,959,122
                                                                                                                       ------------
SHORT-TERM INVESTMENTS (13.0%)
60,751,863   BBH Grand Cayman U.S. Dollar Time Deposit
               (Cost $60,751,863)                                                           05/01/01           4.050     60,751,863
                                                                                                                       ------------

TOTAL INVESTMENTS AT VALUE (118.5%) (Cost $553,396,466)(4)                                                              555,355,077
LIABILITIES IN EXCESS OF OTHER ASSETS (-18.5%)                                                                          (86,727,947)
                                                                                                                       ------------
NET ASSETS (100.0%)                                                                                                    $468,627,130
                                                                                                                       ============
(1) Credit ratings given by Moody's Investors Service, Inc. and Standard &
    Poor's Ratings Group are unaudited.

(2) Step Bond-- The interest rate as of April 30, 2001 is 0% and will reset to interest rate shown at a future date.

(3) Illiquid security

(4) Also cost for federal income tax purposes.

                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                                        RATINGS(1)
     PAR                                                              (S&P/MOODY'S)         MATURITY           RATE%        VALUE
     ---                                                              -------------         --------           -----        -----
AGENCY OBLIGATIONS (0.6%)
  $ 94,754   Small Business Administration Guaranteed
               Development Participation Certificate,
               Series 1992-IOC Class I                                  (AAA, Aaa)          04/01/02           7.450     $   96,342
   195,318   Small Business Administration Guaranteed
               Development Participation Certificate,
               Series 1992-IOC Class I                                  (AAA, Aaa)          07/01/02           6.600        197,469
                                                                                                                       ------------
           TOTAL AGENCY OBLIGATIONS (Cost $290,072)                                                                         293,811
                                                                                                                       ------------
MORTGAGE-BACKED SECURITIES (51.0%)
   600,233   Fannie Mae                                                 (AAA, Aaa)          01/01/30           8.000        621,054
   379,420   Fannie Mae                                                 (AAA, Aaa)          03/01/30           7.500        387,601
   461,254   Fannie Mae                                                 (AAA, Aaa)          03/01/30           7.500        471,200
    80,120   Fannie Mae                                                 (AAA, Aaa)          03/01/30           8.000         82,899
 2,742,387   Fannie Mae                                                 (AAA, Aaa)          12/01/05           6.625      2,833,882
 1,925,773   Fannie Mae                                                 (AAA, Aaa)          08/01/07           6.750      1,996,582
 2,019,380   Fannie Mae                                                 (AAA, Aaa)          12/18/19           6.000      2,026,700
   599,367   Fannie Mae                                                 (AAA, Aaa)          05/01/29           7.500        612,291
   557,449   Fannie Mae                                                 (AAA, Aaa)          07/01/29           7.000        562,152
    23,408   Fannie Mae                                                 (AAA, Aaa)          07/01/29           7.500         23,912
   440,328   Fannie Mae                                                 (AAA, Aaa)          09/01/29           7.500        449,822
    55,613   Fannie Mae                                                 (AAA, Aaa)          10/01/29           7.500         56,812
    24,283   Fannie Mae                                                 (AAA, Aaa)          11/01/29           7.000         24,488
    25,929   Fannie Mae                                                 (AAA, Aaa)          12/01/29           7.000         26,147
   863,614   Fannie Mae                                                 (AAA, Aaa)          02/01/30           7.000        870,901
    24,914   Fannie Mae                                                 (AAA, Aaa)          02/01/30           7.000         25,124
   339,692   Fannie Mae                                                 (AAA, Aaa)          03/01/30           7.500        347,016
   494,899   Fannie Mae                                                 (AAA, Aaa)          03/01/30           7.500        505,571
   343,362   Fannie Mae                                                 (AAA, Aaa)          03/01/30           8.000        355,272
   312,995   Fannie Mae                                                 (AAA, Aaa)          03/01/30           8.000        323,852
   690,000   Fannie Mae Medium Term Note
               (Callable 12/10/02 @ $100.00)                            (AAA, Aaa)          12/10/07           6.560        702,627
 2,000,000   Fannie Mae, Series 1993-196, Class J                       (AAA, Aaa)          10/25/08           5.500      1,981,770
 2,000,000   Fannie Mae, Series 1997-51,
               Class KB Guaranteed REMIC Trust                          (AAA, Aaa)          03/20/08           7.000      2,036,900
 2,250,000   Federal Home Loan Bank                                     (AAA, Aaa)          03/06/03           5.720      2,293,371
 1,000,000   Federal Home Loan Bank                                     (AAA, Aaa)          09/02/03           5.575      1,017,011
 1,495,000   Freddie Mac                                                (AAA, Aaa)          07/15/03           5.750      1,525,936
 2,000,000   Freddie Mac, Series 1490, Class CA                         (AAA, Aaa)          04/15/08           6.500      2,048,300
   414,593   Morgan Stanley Mortgage Trust,
               Series 40, Class 8                                       (AAA, Aaa)          07/20/21           7.000        419,448
                                                                                                                       ------------
           TOTAL MORTGAGE-BACKED SECURITIES (Cost $24,095,800)                                                           24,628,641
                                                                                                                       ------------

                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                        RATINGS(1)
     PAR                                                              (S&P/MOODY'S)         MATURITY           RATE%        VALUE
     ---                                                              -------------         --------           -----        -----
UNITED STATES TREASURY OBLIGATIONS (46.4%)
$5,575,000   U.S. Treasury Notes                                        (AAA, Aaa)          02/15/10           6.500    $ 6,006,700
 1,400,000   U.S. Treasury Notes                                        (AAA, Aaa)          11/15/04           5.875      1,450,745
10,030,000   U.S. Treasury Notes                                        (AAA, Aaa)          05/15/05           6.750     10,726,202
 4,065,000   U.S. Treasury Notes                                        (AAA, Aaa)          08/15/09           6.000      4,239,425
                                                                                                                       ------------
           TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $22,084,082)                                                   22,423,072
                                                                                                                       ------------

      NUMBER OF
       SHARES
       --------
SHORT-TERM INVESTMENT (1.1%)
   525,781   BBH Grand Cayman U.S. Dollar Time Deposit
               (Cost $525,781)                                                              05/01/01           4.050        525,781
                                                                                                                       ------------

TOTAL INVESTMENTS AT VALUE (99.1%) (Cost $46,995,735)(2)                                                                 47,871,305
OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)                                                                                422,093
                                                                                                                       ------------

NET ASSETS (100.0%)                                                                                                     $48,293,398
                                                                                                                       ============

(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.

(2) Also cost for federal income tax purposes.


                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                                        RATINGS(1)
     PAR                                                              (S&P/MOODY'S)         MATURITY           RATE%        VALUE
     ---                                                              -------------         --------           -----        -----
MUNICIPAL BONDS (94.4%)
NEW YORK (88.4%)
$  500,000   Long Island Power Authority NY,
               Electric Systems Revenue Bond, Series A
               (AMBAC Insured)                                          (AAA, Aaa)          12/01/07           6.000     $  552,750
 1,300,000   Long Island Power Authority NY,
               Electric Systems Revenue Bond, Series A
               (AMBAC Insured)                                          (AAA, Aaa)          12/01/09           5.500      1,405,066
 1,000,000   Long Island Power Authority NY,
               Electric Systems Revenue Bond
               (MBIA Insured)                                           (AAA, Aaa)          04/01/04           5.000      1,034,970
 1,000,000   Metropolitan Transportation Authority NY,
               Dedicated Tax Fund, Series A                             (AAA, Aaa)          04/01/15           5.500      1,068,300
   600,000   Metropolitan Transportation Authority NY,
               Dedicated Tax Fund, Series A
               (Callable 04/01/10 @ $100.00)                            (AAA, Aaa)          04/01/13           5.600        639,366
   500,000   Metropolitan Transportation Authority,
               Commuter Facilities Revenue Bond                         (BBB, Baa1)         07/01/04           5.250        522,135
 1,000,000   Metropolitan Transportation Authority,
               Commuter Facilities Revenue Bond,
               Series A                                                 (BBB, Baa1)         07/01/07           5.250      1,056,980
 2,000,000   Metropolitan Transportation Authority,
               Commuter Facilities Revenue Bond,
               Series C-1 (FGIC insured)                                (AAA, Aaa)          07/01/05           6.000      2,167,760
 1,750,000   Metropolitan Transportation Authority,
               Commuter Facilities Revenue Bond,
               Series D (MBIA insured)                                  (AAA, Aaa)          07/01/05           6.000      1,896,790
   500,000   Metropolitan Transportation Authority,
               Commuter Facilities Revenue Bond, Series E
               (Callable 07/01/07 @ $101.00)                            (AAA, Aaa)          07/01/10           5.000        519,010
 1,000,000   Metropolitan Transportation Authority,
               New York Transportation Facilities Revenue
               Bond, Series C (Callable 01/01/09 @ $101.00)             (AAA, Aaa)          07/01/14           5.125      1,019,900
 1,500,000   Metropolitan Transportation Authority,
               New York Transportation Facilities Revenue Bond,
               Service Contract, Series R                               (AAA, Baa1)         07/01/07           5.500      1,615,770
 1,000,000   Municipal Assistance Corp. for New York City,
               Revenue Bond, Series H                                    (AA, Aa1)          07/01/07           6.250      1,115,950
 2,000,000   Municipal Assistance Corp. for New York City,
               Revenue Bond, Series L                                    (AA, Aa1)          07/01/04           6.000      2,136,540
 1,350,000   Nassau County New York, General Improvements
               General Obligation Bond, Series R (FGIC insured)         (AAA, Aaa)          11/01/02           5.125      1,384,844
 3,000,000   New York City General Obligation Bond, Series A              (A, A2)           08/01/06           7.000      3,402,030
    60,000   New York City General Obligation Bond, Series L              (A, A2)           08/01/02           5.500         61,667

                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                        RATINGS(1)
     PAR                                                              (S&P/MOODY'S)         MATURITY           RATE%        VALUE
     ---                                                              -------------         --------           -----        -----
MUNICIPAL BONDS (CONT'D)
NEW YORK (cont'd)
$1,000,000   New York City General Obligation Bond, Unlimited,
               Series F (Callable 02/01/11 @ $101.00)                     (A, A2)           08/01/16           5.250     $1,005,630
 1,000,000   New York City General Obligation Bond, Unlimited,
               Series H (Callable 03/15/11 @ $101.00)                     (A, A2)           03/15/13           5.750      1,071,760
 1,000,000   New York City General Obligation Bond                        (A, A2)           08/01/07           5.750      1,083,720
 1,000,000   New York City General Obligation Bond,
               Series B, (MBIA Insured)                                 (AAA, Aaa)          08/01/09           4.900      1,035,590
 1,800,000   New York City General Obligation Bond, Series E              (A, A2)           08/01/08           5.250      1,897,326
 1,100,000   New York City Transitional Finance Authority
               Revenue Bond                                             (AA+, Aa2)          02/01/08           5.500      1,175,823
 1,160,000   New York City Transitional Finance Authority
               Revenue Bond, Series A
               (Callable 02/15/10 @ $101.00)                            (AA+, Aa2)          02/15/12           5.500      1,231,189
 2,000,000   New York City Transitional Finance Authority
               Revenue Bond, Series A
               (Callable 08/15/09 @ $101.00)                             (AA, Aa2)          08/15/18           5.750      2,113,840
 1,225,000   New York City Transitional Finance Authority
               Revenue Bonds, Series B                                  (AA+, Aa2)          02/01/08           5.500      1,309,439
 1,135,000   New York State Environmental Facilities Corp.,
               State Clean Water & Drinking Revenue Bond,
               (Callable 05/15/10 @ $100.00)                            (AAA, Aaa)          11/15/16           5.250      1,155,396
 1,000,000   New York State Dormitory Authority, State
               University Educational Facilities
               Revenue Bond, Series A (MBIA Insured)                    (AAA, Aaa)          05/15/15           5.250      1,042,430
 1,000,000   New York State Dormitory Authority, City
               University System Revenue Bond
               (Callable 07/1/08 @ $102.00) (FGIC Insured)              (AAA, Aaa)          07/01/12           5.250      1,045,040
 1,000,000   New York State Dormitory Authority,
               City University System Revenue Bond, Series A
               (Callable 07/1/10 @ $100.00)                             (AAA, Aaa)          07/01/17           5.250      1,009,340
 2,000,000   New York State Dormitory Authority, City
               University Educational Facilities Revenue Bond             (A, A2)           05/15/07           6.000      2,191,200
 3,000,000   New York State Dormitory Authority,
               City University System, Series A                          (AA-, A3)          07/01/05           5.700      3,201,840
 1,000,000   New York State Dormitory Authority, Mental Health
               Services Facilities Revenue Bond, Series A                (AA-, A3)          02/15/02           5.000      1,014,310
 1,745,000   New York State Dormitory Authority, State University
               Dormitory Facilities Revenue Bond, Series A
               (AMBAC insured)                                          (AAA, Aaa)          07/01/06           5.750      1,888,561
 1,000,000   New York State Dormitory Authority, State
               University Education Facilities Revenue Bond,
               Series A                                                  (A-, A3)           05/15/02           5.400      1,022,690

                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                        RATINGS(1)
     PAR                                                              (S&P/MOODY'S)         MATURITY           RATE%        VALUE
     ---                                                              -------------         --------           -----        -----
MUNICIPAL BONDS (CONT'D)
NEW YORK (cont'd)
$1,000,000   New York State Dormitory Authority, State
               University Educational Facilities Revenue Bond,
               Series B (Callable 05/15/08 @ $101.00)                    (AA-, A3)          05/15/09           5.250    $ 1,053,520
   350,000   New York State Dormitory Authority, Unrefunded
               Balance Revenue Bonds, Series B                           (AA-, A3)          02/15/07           6.000        382,211
 1,000,000   New York State Dormitory Authority, Upstate
               Community College, Series A                               (AA-, A3)          07/01/02           5.300      1,022,550
 2,000,000   New York State General Obligation Bond                      (AA, A2)           03/15/15           5.250      2,036,360
   200,000   New York State General Obligation Bond, Series C            (A+, A2)           10/01/03           6.000        211,362
 1,000,000   New York State General Obligation Bond, Series F            (A+, A2)           09/15/06           5.000      1,047,820
 1,000,000   New York State General Obligation Unlimited
               Bond, Series A (Non-Callable)                             (AA, A2)           03/15/10           4.200        978,930
 2,000,000   New York State Thruway Authority Service
               Contract, Local Highway & Bridge Revenue
               Bond (Callable at 04/01/09 @ $101.00)
               (MBIA Insured)                                           (AAA, Aaa)          04/01/14           5.750      2,136,120
 1,125,000   New York State Local Government Assistance
               Corp. Revenue Bond, Series A (AMBAC Insured)             (AAA, Aaa)          04/01/06           6.000      1,225,946
 1,000,000   New York State Local Government Assistance
               Corp. Revenue Bond, Series E                             (AAA, Aaa)          04/01/16           5.250      1,038,830
 1,000,000   New York State Local Government Assistance
               Corp. Revenue Bond, Series A                              (AA-, A3)          04/01/05           5.400      1,055,370
   600,000   New York State Local Government Assistance
               Corp. Revenue Bond, Series A                              (AA-, A3)          04/01/06           6.000        652,722
 1,000,000   New York State Local Government Assistance
               Corp. Revenue Bond, Series A                              (AA-, A3)          04/01/07           6.000      1,096,600
 1,000,000   New York State Mortgage Agency, Homeowner
               Mortgage Revenue Bond, Series 95
               (Callable 04/01/10 @ $100.00)                             (NR, Aa1)          10/01/17           5.500      1,019,700
 1,025,000   New York State Mortgage Agency, Homeowner
               Mortgage Revenue Bond
               (Callable 11/23/09 @ $101.00)                             (NR, Aa2)          10/01/15           5.900      1,083,528
 1,000,000   New York State Thruway Authority
               Service Contract, Highway & Bridge Revenue
               Bond, Series A (Non-Callable)                             (AAA, NR)          04/01/07           5.250      1,059,790
   405,000   New York State Thruway Authority Service
               Contract, Highway & Bridge Revenue Bond,
               Series A (Non-Callable)                                   (AAA, NR)          04/01/10           5.250        428,911
 3,000,000   New York State Thruway Authority Service
               Contract, Local Highway and Bridge, Series A
               (MBIA Insured)                                           (AAA, Aaa)          01/01/04           6.000      3,175,500
 1,375,000   New York State Thruway Authority Service
               Contract, Local Highway & Bridge Revenue
               Bond (AMBAC Insured)                                      (AAA, NR)          04/01/09           5.500      1,478,881

                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                        RATINGS(1)
     PAR                                                              (S&P/MOODY'S)         MATURITY           RATE%        VALUE
     ---                                                              -------------         --------           -----        -----
MUNICIPAL BONDS (CONT'D)
NEW YORK (cont'd)
$1,000,000   New York State Urban Development Corp.,
               Correctional Facilities Service Contract
               Revenue Bond, Series C
               (Callable 01/01/09 @ $101.00) (AMBAC Insured)            (AAA, Aaa)          01/01/13           6.000   $  1,098,560
 1,000,000   New York State Urban Development Corp.,
               Correctional Capital Facilities Revenue Bond,
               Series 4                                                  (AA-, A3)          01/01/04           5.200      1,036,350
 1,000,000   New York State Urban Development Corp.,
               Correctional Capital Revenue Bond, Series A
               (AMBAC Insured)                                          (AAA, Aaa)          01/01/06           5.400      1,060,250
 3,000,000   Port Authority of New York & New Jersey
               Revenue Bond (Callable 07/15/08
               @ $101.00)                                                (AA-, A1)          10/01/27           7.350      3,174,150
 1,000,000   Rockland County New York Tax Anticipation Notes
               (Callable 10/15/09 @ $101.00)                             (AA, Aa3)          10/15/14           5.500      1,047,230
 1,000,000   Suffolk County New York Tax Anticipation Notes            (SP-1+, MIG1)        09/10/01           4.750      1,005,320
 1,420,000   Triborough Bridge & Tunnel Authority General
               Purpose Revenue Bond, Series A
               (Callable 01/01/09 @ $101.00)                             (A+, Aa3)          01/01/18           5.125      1,409,691
 1,000,000   Triborough Bridge & Tunnel Authority General
               Purpose Revenue Bond, Series A                            (A+, Aa3)          01/01/07           5.500      1,070,030
 1,000,000   Triborough Bridge & Tunnel Authority General
               Purpose Revenue Bond, Series Y                            (A+, Aa3)          01/01/06           5.800      1,077,110
                                                                                                                       ------------
           TOTAL NEW YORK (Cost $79,244,578)                                                                             81,258,294
                                                                                                                       ------------
PUERTO RICO (6.0%)
 1,000,000   Puerto Rico Commonwealth Aqueduct & Sewer
               Authority Revenue Bond (MBIA insured)                    (AAA, Aaa)          07/01/07           6.000      1,111,660
 1,000,000   Puerto Rico Commonwealth General Obligation
               Bond (MBIA Insured)                                      (AAA, Aaa)          07/01/01           5.500      1,003,950
 1,000,000   Puerto Rico Commonwealth Highway &
               Transportation Authority Revenue Bond,
               Series X (MBIA insured)                                  (AAA, Aaa)          07/01/15           5.500      1,080,900
 2,000,000   Puerto Rico Commonwealth Infrastructure
               Financing Revenue Bond, Series A (AMBAC insured)
               (Callable 01/01/08 @ $101.00)                            (AAA, Aaa)          07/01/11           5.000      2,084,660
   200,000   University of Puerto Rico, University & College
               Improvements, Revenue Bonds, Series M                    (AAA, Aaa)          06/01/15           5.500        207,190
                                                                                                                       ------------
           TOTAL PUERTO RICO (Cost $5,285,999)                                                                            5,488,360
                                                                                                                       ------------

TOTAL MUNICIPAL BONDS (Cost $84,530,577)                                                                                 86,746,654
                                                                                                                       ------------

                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

  NUMBER OF
   SHARES
  ---------
SHORT-TERM INVESTMENTS (4.7%)
$   73,438   Federated Investments NY Mun. Cash Trust                                                                $       73,438
 4,284,885   Provident Institutional                                                                                      4,284,885
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (Cost $4,358,323)                                                                            4,358,323
                                                                                                                       ------------

TOTAL INVESTMENTS AT VALUE (99.1%) (Cost $88,888,900)(2)                                                                 91,104,977
OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)                                                                                816,782
                                                                                                                       ------------
NET ASSETS (100.0%)                                                                                                     $91,921,759
                                                                                                                       ============

(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.

(2) Also cost for federal income tax purposes.

                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                                        RATINGS(1)
     PAR                                                              (S&P/MOODY'S)         MATURITY           RATE%        VALUE
     ---                                                              -------------         --------           -----        -----
CORPORATE BONDS (107.6%)
  $100,000   Abraxas Petroleum Corp., Series B,
               Company Guaranteed                                        (NA, B3)           03/15/03          12.875     $  103,375
   250,000   Actuant Corp. (Callable 05/01/07 @ $102.17)                  (B, B3)           05/01/09          13.000        251,250
   250,000   Adelphia Communications Corp.
               (Callable 01/15/03 @ $105.625)                            (B+, B2)           01/15/08          11.250        153,750
   250,000   Adelphia Communications Corp.                               (B+, B2)           05/01/09           7.875        227,500
   250,000   Allied Waste North America, Series B                        (B+, B2)           08/01/09          10.000        259,687
   150,000   American Axle & Manufacturing, Inc.
               (Callable 03/01/04 @ $104.875)                            (B+, B1)           03/01/09           9.750        148,875
   250,000   Americredit Corp. (Callable 04/15/03 @ $104.938)           (BB-, BA1)          04/15/06           9.875        251,250
   250,000   Argosy Gaming Co., Company Guaranteed                       (B+, B2)           06/01/09          10.750        269,687
   150,000   Atlas Air Worldwide Holdings, Inc.                           (B, B1)           11/15/06           9.375        144,750
   200,000   Avecia Group PLC (Callable 07/01/04 @ $105.50)               (B, B2)           07/01/09          11.000        212,000
   250,000   Aztar Corp., Senior Subordinated Notes                      (B+, BA3)          05/15/07           8.875        255,312
   250,000   BE Aerospace, Inc., Series B                                 (B, B2)           03/01/08           8.000        242,500
   250,000   BGF Industries, Inc., Series B,
               Senior Subordinated Notes                                  (B, B2)           01/15/09          10.250        232,500
   250,000   Charter Communications Holdings LLC,
               Senior Notes                                              (B+, B2)           04/01/09           8.625        244,375
   250,000   Chesapeake Energy Corp.
               (Callable 04/01/06 @ $104.063)                            (B+, B2)           04/01/11           8.125        244,063
   250,000   Consolidated Container Co.                                   (B, B2)           07/15/09          10.125        249,375
   260,000   Constellation Brands, Inc.                                  (B+, B1)           03/01/09           8.500        263,575
   250,000   Covad Communications Group, Inc.,
               Series B (Callable 02/15/05 @ $106.00)                   (CAA1, Ccc)         02/15/10          12.000         30,000
   250,000   Crown Castle International Corp.                             (B, B3)           05/15/11           9.000        251,875
   150,000   CSC Holdings, Inc., Rule 144A, Senior Notes                (BB+, Ba1)          04/01/11           7.625        145,754
   250,000   Echostar DBS Corp., Senior Notes                            (B+, B1)           02/01/09           9.375        256,875
   250,000   Fairchild Semiconductor Corp.                                (B, B2)           10/01/07          10.375        246,250
   250,000   FiberMark, Inc.                                             (BB-, B1)          04/15/11          10.750        253,125
   250,000   GenTek, Inc. (Callable 08/01/04 @ $105.50)                  (B+, B2)           08/01/09          11.000        250,000
   250,000   Hard Rock Hotel, Inc., Series B,
               Senior Subordinated Notes                                (B-, Caa2)          04/01/05           9.250        223,750
   250,000   Hermes Europe Railtel BV                                  (CCC+, Caa1)         08/15/07          11.500         76,250
   250,000   HMH Properties, Inc.                                        (BB, Ba2)          08/01/08           7.875        245,000
   250,000   Huntsman ICI Chemicals LLC,
               Company Guaranteed                                         (B, B2)           07/01/09          10.125        256,250
   250,000   ICN Pharmaceuticals, Inc., Rule 144A,
               Senior Notes                                              (BB, Ba3)          11/15/08           8.750        252,188
   250,000   Iron Mountain, Inc. (Callable 04/01/06 @ $104.31)            (B, B2)           04/01/13           8.625        252,500
   250,000   Kaiser Aluminum & Chemical Corp.
               (Callable 05/10/01 @ $100.00)                            (CCC, Caa1)         02/01/03          12.750        228,750
   183,000   King Pharmaceutical, Inc.
               (Callable 05/25/01 @ $110.75)                             (B1, B+)           02/15/09          10.750        196,725

                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                        RATINGS(1)
     PAR                                                              (S&P/MOODY'S)         MATURITY           RATE%        VALUE
     ---                                                              -------------         --------           -----        -----
CORPORATE BONDS (CONT'D)
  $250,000   Liberty Group Operating, Inc.
               (Callable 02/01/03 @ $104.688)                          (CCC+, Caa1)         02/01/08           9.375     $  208,750
   250,000   LTV Corp.                                                   (NR, Ca)           09/15/07           8.200         16,250
   250,000   Lyondell Chemical Co.
               (Callable 05/01/04 @ $105.438)                             (B2, B)           05/01/09          10.875        255,000
   600,000   Magellan Health Services, Inc.
               (Callable 02/15/03 @ $104.50)                             (B-, Caa)          02/15/08           9.000        565,500
   250,000   McLeodUSA, Inc.                                             (B+, B1)           01/01/09          11.375        218,750
   250,000   Metris Cos., Inc. (Callable 07/15/03 @ $105.062)            (B+, Ba3)          07/15/06          10.125        228,750
   250,000   Mohegan Tribal Gaming, Senior
               Subordinated Notes                                       (BB-, Ba3)          01/01/09           8.750        259,375
   250,000   National Wine & Spirits, Inc., Company
               Guaranteed, Senior Notes                                   (B, B2)           01/15/09          10.125        251,250
   250,000   NTL Communications Corp., Series B
               (Callable 10/01/03 @ $106.188)(2)                          (B, B2)           10/01/08          12.375        132,500
   250,000   Packaging Corp. of America
               (Callable 04/01/04 @ $104.8125)                           (BB-, B1)          04/01/09           9.625        270,000
   250,000   Pegasus Communications Corp.,
               Series B, Senior Notes                                   (CCC+, B3)          12/01/06           9.750        231,250
   180,000   Phoenix Color Corp., Company Guaranteed,
               Senior Subordinated Notes                                (B-, Caa2)          02/01/09          10.375        121,500
   250,000   Primus Telecommunications Group                            (CCC+, B3)          08/01/04          11.750         56,250
   250,000   PSINet, Inc., Series B, Senior Notes                         (C, Ca)           02/15/05          10.000         16,250
   250,000   R&B Falcon Corp.                                           (A-, Baa3)          12/15/08           9.500        290,625
   250,000   Rent-A-Center, Inc. (Callable 08/15/03 @ $105.50)            (B, B2)           08/15/08          11.000        252,500
   250,000   Riverwood International Corp.
               (Callable 05/25/01 @ $105.44)                           (CCC+, Caa1)         04/01/08          10.875        241,250
   250,000   Roller Bearing Co. of America, Series B
               (Callable 06/15/02 @ $104.8125)                           (B-, B3)           06/15/07           9.625        226,563
   250,000   Simmons Co.                                                 (B-, B3)           03/15/09          10.250        245,000
   250,000   Six Flags, Inc., Senior Notes                                (B, B3)           04/01/06           9.250        256,250
   100,000   Southwest Royalties, Inc., Series B,
               Company Guaranteed                                      (CCC-, Caa2)         10/15/04          10.500         87,250
    81,000   Station Casinos, Inc., Senior Subordinated Notes            (B+, B1)           03/15/06          10.125         84,341
   250,000   TeleCorp PCS, Inc., Company Guaranteed,
               Senior Discount Notes(2)                                  (NA, B3)           04/15/09          11.625        161,250
   250,000   Tembec Industries, Inc.                                     (NR, NR)           02/01/11           8.500        258,125
   250,000   Time Warner Telecom LLC, Senior Notes                       (B-, B2)           07/15/08           9.750        246,875
   200,000   Triad Hospitals, Inc.
               (Callable 05/01/05 @ $104.375)                            (B-, B1)           05/01/09           8.750        205,000
   250,000   Tritel PCS, Inc., Company Guaranteed,
               Senior Discount Notes(2)                                  (NR, B3)           05/15/09          12.750        161,250

                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                        RATINGS(2)
     PAR(1)                                                           (S&P/MOODY'S)         MATURITY           RATE%        VALUE
     ------                                                           -------------         --------           -----        -----
CORPORATE BONDS (CONT'D)
  $150,000   United Pan-Europe Communications NV                        (B-, Caa1)          08/01/09          10.875     $   96,750
   250,000   Venture Holdings Trust
               (Callable 06/01/03 @ $105.50)                              (B, B2)           06/01/07          11.000        158,750
   250,000   Williams Communications Group, Inc., Senior Notes           (B+, B2)           10/01/09          10.875        111,250
   250,000   XO Communications, Inc., Senior Notes                        (B, B2)           11/15/08          10.750        125,000
                                                                                                                       ------------
           TOTAL CORPORATE BONDS (Cost $14,484,333)                                                                      12,958,520
                                                                                                                       ------------

      NUMBER OF
       SHARES
      ---------
PREFERRED STOCK (2.4%)
TELECOMMUNICATIONS (2.4%)
         310,000   Dobson Communications Corp. (Cost $309,932)                                                              292,950
                                                                                                                       ------------

TOTAL INVESTMENTS AT VALUE (110.0%) (Cost $14,794,265)(3)                                                                13,251,470
LIABILITIES IN EXCESS OF OTHER ASSETS (-10.0%)                                                                           (1,201,067)
                                                                                                                       ------------

NET ASSETS (100.0%)                                                                                                     $12,050,403
                                                                                                                       ============

(1) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
(2) Step Bond-- The interest rate as of April 30, 2001 is 0% and will reset to interest rate shown at a future date.
(3) Also cost for federal income tax purposes.

                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2001 (Unaudited)

                                                                        RATINGS(2)
     PAR(1)                                                           (S&P/MOODY'S)         MATURITY           RATE%        VALUE
     ------                                                           -------------         --------           -----        -----
FOREIGN BONDS (53.6%)
ARGENTINA (3.4%)
 $ 692,000(A)  Banco Hipotecario SA
               (Putable 12/03/01 @ $100.00)                              (BB-, B1)          12/03/08          13.000    $   676,430
    98,919(A)  Hidroelectrica Piedra del Aguila SA, Series QP            (NR, NR)           06/30/09           8.250         52,674
   350,000(A)  Republic of Argentina                                     (NR, NR)           05/21/03          11.750        319,550
 1,265,600(A)  Republic of Argentina
               (Callable 09/29/01 @ $100.00)                             (BB-, B1)          03/31/05           5.625      1,035,419
   732,600(A)  Republic of Argentina, Global Bonds                       (B+, B2)           02/21/12          12.375        603,662
    80,000(A)  Republic of Argentina, Series L                           (BB, B1)           03/31/23           7.625         54,800
 1,484,000(A)  Telecom Argentina                                        (BBB-, B1)          07/12/01           9.750      1,466,391
                                                                                                                       ------------
                                                                                                                          4,208,926
                                                                                                                       ------------
BRAZIL (1.2%)
 1,071,327(A)  Republic of Brazil (Callable 10/15/01 @ $100.00)          (B+, B1)           04/15/14           8.000        807,513
   920,000(A)  Republic of Brazil (Callable 08/17/15 @ $100.00)          (B+, B1)           08/17/40          11.000        698,280
                                                                                                                       ------------
                                                                                                                          1,505,793
                                                                                                                       ------------
BULGARIA (0.8%)
   690,000(A)  Government of Bulgaria, Series A, Collateralized          (NR, B2)           07/28/24           6.313        509,737
   550,000(A)  National Republic of Bulgaria, Series A FLIRB             (B+, B2)           07/28/12           3.000        416,625
                                                                                                                       ------------
                                                                                                                            926,362
                                                                                                                       ------------
CANADA (1.9%)
 3,695,000   Province of British Columbia                               (AA-, Aa2)          12/01/06           5.250      2,357,304
                                                                                                                       ------------
                                                                                                                          2,357,304
                                                                                                                       ------------
DENMARK (0.4%)
 4,040,000   Kingdom of Denmark                                         (AAA, Aaa)          11/15/07           7.000        527,562
                                                                                                                       ------------
                                                                                                                            527,562
                                                                                                                       ------------
FRANCE (5.9%)
 2,700,000(B)  Government of France                                     (AAA, Aaa)          04/25/05           7.500      2,622,277
 2,200,000(B)  Government of France                                      (NA, Aaa)          04/25/06           7.250      2,152,274
 2,700,000(B)  Government of France                                     (AAA, Aaa)          04/25/07           5.500      2,477,459
                                                                                                                       ------------
                                                                                                                          7,252,010
                                                                                                                       ------------
GERMANY (8.0%)
 1,173,000(A)  Deutsche Bank Capital Funding Trust I
               (Callable 06/30/09 @ $100.00)                             (A+, A1)           12/29/49           7.872      1,190,250
 1,600,000(B)  German Government                                        (AAA, Aaa)          07/04/08           4.125      1,352,660
 2,000,000(B)  German Government                                        (AAA, Aaa)          01/04/10           5.375      1,819,552
 6,500,000(B)  German Government, Series 99                             (AAA, Aaa)          07/04/09           4.500      5,575,858
                                                                                                                       ------------
                                                                                                                          9,938,320
                                                                                                                       ------------
ITALY (9.8%)
 4,200,000(B)  Buoni Poliennali del Tes                                  (AA, Aa3)          05/01/03           4.750      3,727,227
 6,200,000(B)  Buoni Poliennali del Tes                                  (AA, Aa3)          02/01/06           9.500      6,527,762
 2,255,000(B)  Buoni Poliennali del Tes                                  (AA, Aa3)          11/01/09           4.250      1,851,276
                                                                                                                       ------------
                                                                                                                         12,106,265
                                                                                                                       ------------

                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                        RATINGS(2)
     PAR(1)                                                           (S&P/MOODY'S)         MATURITY          RATE%       VALUE
     ------                                                           -------------         --------          -----       -----
FOREIGN BONDS (CONT'D)
JAPAN (7.1%)
$390,000,000 Japan Development Bank                                      (AAA, NA)          12/20/06           2.875   $  3,546,731
 580,000,000 Japan Government (Callable 03/20/06 @ 100 Yen)             (AAA, Aa2)          03/20/06           3.100      5,278,885
                                                                                                                       ------------
                                                                                                                          8,825,616
                                                                                                                       ------------
NETHERLANDS (2.1%)
 2,900,000   Netherlands Government                                     (AAA, Aaa)          01/15/28           5.500      2,526,487
                                                                                                                       ------------
                                                                                                                          2,526,487
                                                                                                                       ------------
PHILIPPINES (0.7%)
 1,080,000   Republic of Philippines, Series B                          (BB+, Ba1)          12/01/17           6.500        880,200
                                                                                                                       ------------
                                                                                                                            880,200
                                                                                                                       ------------
RUSSIA (0.8%)
 1,785,000(A)  Russian Federation, Rule 144A, Unsubordinated             (B-, B3)           03/31/30           5.000        749,700
   540,000(A)  Russian Ministry of Finance, Series VI, Debentures       (CCC+, B3)          05/14/06           3.000        286,537
                                                                                                                       ------------
                                                                                                                          1,036,237
                                                                                                                       ------------
SPAIN (6.4%)
 1,800,000(B)  Spanish Government                                        (NA, Aa2)          03/31/07           7.350      1,774,148
 5,900,000(B)  Spanish Government                                        (NA, Aa2)          07/30/09           5.150      5,192,353
 1,000,000(B)  Spanish Government                                       (AA+, Aa2)          01/31/29           6.000        902,420
                                                                                                                       ------------
                                                                                                                          7,868,921
                                                                                                                       ------------
TURKEY (0.3%)
   435,000(A)  Republic of Turkey                                         (B, B1)           01/15/30          11.875        357,787
                                                                                                                       ------------
                                                                                                                            357,787
                                                                                                                       ------------
UNITED KINGDOM (4.8%)
   295,000(A)  British Sky Broadcasting, Inc.                           (BB+, Ba1)          10/15/06           7.300        288,380
   985,000(B)  HSBC Capital Funding LP                                   (A-, A1)           06/30/49           8.030        937,172
 1,456,000(B)  Lloyds TSB Bank PLC
                 (Callable 07/15/09 @ 100 Eur)                           (A+, Aa2)          07/15/49           5.625      1,203,570
 1,000,000(B)  Royal Bank of Scotland PLC                                (AA-, A1)          03/31/49           6.770        918,287
 1,725,000     UK Treasury Notes                                        (AAA, Aaa)          12/07/09           5.750      2,569,112
                                                                                                                       ------------
                                                                                                                          5,916,521
                                                                                                                       ------------
           TOTAL FOREIGN BONDS (Cost $71,050,416)                                                                        66,234,311
                                                                                                                       ------------
UNITED STATES BONDS/NOTES (44.6%)
   755,000   Adelphia Communications Corp.                               (B+, B2)           10/01/10          10.875        800,300
   340,000   AES Corp.                                                   (BB, Ba1)          09/15/10           9.375        354,450
   735,000   Allied Waste North America 144A                            (BB-, Ba3)          04/01/08           8.875        764,400
 3,560,000   California Infrastructure San Diego Gas & Electric
               Rate Reduction, Series 1997-1, Class A7                  (AAA, Aaa)          12/26/09           6.370      3,583,478
   765,000   Calpine Corp.                                              (BB+, Ba1)          02/15/11           8.500        762,869
    20,000   Calpine Corp., Senior Notes                                (BB+, Ba1)          08/15/10           8.625         20,096
   220,000   Charter Communications Holdings
               (Callable 01/15/06 @ $105.563)                            (B+, B2)           01/15/11          11.125        238,975

                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                        RATINGS(2)
     PAR(1)                                                           (S&P/MOODY'S)         MATURITY           RATE%        VALUE
     ------                                                           -------------         --------           -----        -----
UNITED STATES BONDS/NOTES (CONT'D)
$  480,000   Charter Communications Holdings,
               Global Senior Notes                                       (B+, B2)           10/01/09          10.750     $  520,800
    90,000   Chesapeake Energy Corp.
               (Callable 04/01/06 @ $104.063)                            (B+, B2)           04/01/11           8.125         87,863
   790,000   CMS Energy Corp.                                            (BB, Ba3)          04/15/11           8.500        786,466
 1,310,000   Conseco, Inc. (Callable @ make whole + 25 Bp)               (BB-, B1)          10/15/06           9.000      1,224,850
   750,000   Consolidated Natural Gas Co.                               (BBB+, A2)          04/15/11           6.850        744,042
 1,070,000   CSC Holdings, Inc., Rule 144A, Senior Notes                (BB+, Ba1)          04/01/11           7.625      1,039,710
   650,000   Delhaize America, Inc.                                    (BBB-, Baa3)         04/15/11           8.125        665,929
    30,000   Denbury Management, Inc.
               (Callable 03/01/03 @ $104.50)                             (B-, B3)           03/01/08           9.000         29,100
   600,000   Duke Energy Field Services, Notes                          (BBB, Baa2)         08/16/05           7.500        623,890
 1,500,000   Fannie Mae                                                 (AAA, Aaa)          05/15/31           7.000      1,512,657
   360,000   Fannie Mae Global Bonds                                     (NA, Aaa)          02/15/05           7.125        382,904
   605,257   Fannie Mae Pool # 527279                                   (AAA, Aaa)          10/01/24           6.500        599,205
    46,845   Fitzgeralds Gaming Corp., Series B,
               Company Guaranteed                                       (NR, Caa3)          12/15/04          12.250         28,400
197,000,000  Ford Motor Credit Co.                                       (A+, A1)           02/07/05           1.200      1,607,926
   500,000   Ford Motor Credit Co.                                        (A, A2)           06/15/10           7.875        529,078
 3,180,177   Ginnie Mae Pool # 415189                                   (AAA, Aaa)          03/15/29           6.500      3,156,326
 2,355,508   Ginnie Mae Pool # 506601                                   (AAA, Aaa)          03/15/26           7.000      2,383,480
   710,000   Global Crossing Holdings, Ltd.
               (Callable 11/01/04 @ $104.75)                             (BB, Ba2)          11/15/09           9.500        663,850
 2,931,000   GMAC Swift Trust Series 1999-1                             (AAA, Aaa)          01/18/05           5.000      2,583,012
   750,000   Golden State Escrow Corp.
               (Callable @ make whole + 50 BP)                          (BB+, Ba1)          08/01/03           7.000        743,687
 2,435,000   Illinois Power Transitional Funding Trust,
               Series 1998-1, Class A6                                  (AAA, Aaa)          06/25/09           5.540      2,398,049
   185,000   Intermedia Communications, Inc.
               (Callable 05/15/01 @ $106.25)(3)                           (B, B2)           05/15/06          12.500        173,900
   140,000   Intermedia Communications, Inc.,
               Series B (Callable 06/01/03 @ $104.30)                     (B, B2)           06/01/08           8.600        130,900
   125,000   Intermedia Communications, Inc., Series B
               (Callable 11/01/02 @ $104.44)                              (B, B2)           11/01/07           8.875        116,875
   240,000   Intermedia Communications, Inc.,
               Series B, Senior Discount Notes(3)                         (B, B2)           07/15/07          11.250        198,600
    30,000   Iron Mountain, Inc. (Callable 04/01/06 @ $104.31)            (B, B2)           04/01/13           8.625         30,300
 5,308,000   MBNA Master Credit Card Trust,
               Series 1997-I, Class A                                   (AAA, Aaa)          01/15/07           6.550      5,499,557
   905,000   MGM Mirage, Inc., Company Guaranteed                       (BB+, Ba2)          06/01/07           9.750        972,875
    70,000   NBTY, Inc., Series B, Senior Subordinated Notes             (B+, B1)           09/15/07           8.625         63,350
   800,000   Nextel Communications, Inc.
               (Callable 02/15/03 @ $104.97)(3)                          (B-, B1)           02/15/08           9.950        534,000

                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS GLOBAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D)
April 30, 2001 (Unaudited)

                                                                        RATINGS(1)
     PAR                                                              (S&P/MOODY'S)         MATURITY           RATE%        VALUE
     ---                                                              -------------         --------           -----        -----
UNITED STATES BONDS/NOTES (CONT'D)
$  310,000   Nextel Communications, Inc.
               (Callable 11/15/04 @ $104.688)(3)                         (B-, B1)           11/15/09           9.375     $  257,300
 1,840,000   NTL Communications Corp., Series B
               (Callable 10/01/03 @ $105.75)                              (B, B2)           10/01/08          11.500      1,564,000
   640,000   Park Place Entertainment, Senior Subordinated Notes        (BB+, Ba2)          12/15/05           7.875        644,800
 5,070,000   PECO Energy Transition Trust Rate Reduction Bond           (AAA, Aaa)          03/01/09           6.050      5,114,469
    90,000   Phillips Petroleum Co., Global Notes                       (BBB, Baa2)         05/25/05           8.500         97,838
   305,000   Rogers Cantel, Inc., Yankee Senior
               Subordinated Notes                                       (BB-, Ba2)          10/01/07           8.800        295,850
    35,000   Samsonite Corp (Callable 06/15/03 @ $105.375)              (CCC+, Caa)         06/15/08          10.750         28,175
    30,000   Sequa Corp.                                                 (BB, Ba2)          04/01/08           8.875         30,450
248,000,000(C) Toyota Motor Credit Corp.                                (AAA, Aa1)          12/20/04           1.000      2,050,991
   780,000   Tricon Global Restaurant (Senior Notes)                     (BB, Ba1)          04/15/11           8.875        778,050
   480,000   U.S. Treasury Notes                                        (AAA, Aaa)          05/15/05           6.750        513,318
 4,510,000   U.S. Treasury Notes                                        (AAA, Aaa)          08/15/09           6.000      4,703,520
   830,000   U.S. Treasury Notes                                        (AAA, Aaa)          02/15/10           6.500        894,271
   300,000   U.S. Treasury Notes                                        (AAA, Aaa)          05/15/30           6.250        316,547
   800,000   Voicestream Wireless Corp., Senior Notes                    (B-, B2)           11/15/09          10.375        916,000
   360,000   XO Communications, Inc.
               (Callable 12/01/04 @ $105.25)                              (B, B2)           12/01/09          10.500        174,600
   600,000   XO Communications, Inc.
               (Callable 12/01/04 @ $106.06)                              (B, B2)           12/01/09          12.125        159,000
                                                                                                                       ------------
           TOTAL UNITED STATES BONDS/NOTES (Cost $56,241,768)                                                            55,095,328
                                                                                                                       ------------
UNITED STATES TREASURY BILLS(4) (0.2%)
   190,000   U.S. Treasury Bills                                        (AAA, Aaa)          08/23/01           4.480        187,714
    10,000   U.S. Treasury Bills                                        (AAA, Aaa)          08/23/01           3.620          9,880
                                                                                                                       ------------
           TOTAL UNITED STATES TREASURY BILLS (Cost $197,300)                                                               197,594
                                                                                                                       ------------

      NUMBER OF
       SHARES
      ---------
SHORT-TERM INVESTMENT (1.6%)
 1,957,000   State Street Bank and Trust Co. Euro Time Deposit
               (Cost $1,957,000)                                                            05/01/01           4.563      1,957,000
                                                                                                                       ------------

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $129,446,484)(5)                                                              123,484,233
OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                                                                                 48,451
                                                                                                                       ------------

NET ASSETS (100.0%)                                                                                                    $123,532,684
                                                                                                                       ============

                   See Accompanying Notes to Financial Statements.

(1) Unless otherwise indicated below, all securities are denominated in the currency of the issuers' country of origin.
(2) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
(3) Step Bond-- The interest rate as of April 30, 2001 is 0% and will reset to interest rate shown at a future date.
(4) Collateralized against futures obligations.
(5) Also cost for federal income tax purposes.
(A) Denominated in U.S. dollars.
(B) Denominated in Euro.
(C) Denominated in Japanese Yen.


                   See Accompanying Notes to Financial Statements.

                       This page intentionally left blank

CREDIT SUISSE WARBURG PINCUS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2001 (Unaudited)

                                                                                          FIXED
                                                                                       INCOME FUND
                                                                                       ------------
ASSETS
       Investments, at value (Cost - $553,396,466, $46,995,735, $88,888,900,
          $14,794,265, and $129,446,484, respectively)                                 $555,355,077
       Cash                                                                                       0
       Dividends, interest and reclaim receivable                                         6,864,617
       Receivable for investments sold                                                    1,495,461
       Receivable for fund shares sold                                                      214,561
       Receivable for open futures contracts                                                      0
       Margin receivable on futures                                                               0
       Prepaid expenses and other assets                                                    131,066
                                                                                       ------------
          Total Assets                                                                  564,060,782
                                                                                       ------------
LIABILITIES
       Advisory fee payable                                                                 160,734
       Administrative fee payable                                                            57,520
       Directors/Trustees fee payable                                                         7,179
       Payable for investments purchased                                                 92,763,794
       Payable for fund shares redeemed                                                           0
       Payable for unrealized losses on forward currency contracts                                0
       Dividend payable                                                                   2,220,810
       Accrued expenses payable                                                             223,615
       Other liabilities                                                                          0
                                                                                       ------------
          Total Liabilities                                                              95,433,652
                                                                                       ------------
NET ASSETS
       Capital Stock, $.001 par value                                                        33,256
       Paid-in capital                                                                  477,928,392
       Accumulated undistributed net investment income                                       23,013
       Accumulated net realized loss from investments
          and foreign currency transactions                                              (8,928,106)
       Net unrealized appreciation (depreciation) from investments and
          foreign currency translations                                                    (429,425)
                                                                                       ------------
          Net Assets                                                                   $468,627,130
                                                                                       ============
NET ASSET VALUE
COMMON SHARES
       Net assets                                                                      $425,028,537
                                                                                       ============
       Shares outstanding                                                                42,039,255
                                                                                       ============
       Net asset value, and redemption price per share                                       $10.11
                                                                                             ======
       Maximum offering price per share (net asset value plus
          maximum sales charge)                                                                  NA
                                                                                             ======
A SHARES
       Net assets                                                                                NA
                                                                                       ============
       Shares outstanding                                                                        NA
                                                                                       ============
       Net asset value, offering price and redemption price per share                            NA
                                                                                             ======
B SHARES
       Net assets                                                                                NA
                                                                                       ============
       Shares outstanding                                                                        NA
                                                                                       ============
       Net asset value, offering price and redemption price per share                            NA
                                                                                             ======
C SHARES
       Net assets                                                                                NA
                                                                                       ============
       Shares outstanding                                                                        NA
                                                                                       ============
       Net asset value, offering price and redemption price per share                            NA
                                                                                             ======
D SHARES
       Net assets                                                                                NA
                                                                                       ============
       Shares outstanding                                                                        NA
                                                                                       ============
       Net asset value, offering price and redemption price per share                            NA
                                                                                             ======
ADVISOR SHARES
       Net assets                                                                      $ 43,598,593
                                                                                       ============
       Shares outstanding                                                                 4,311,797
                                                                                       ============
       Net asset value, offering price and redemption price per share                        $10.11
                                                                                             ======

                                                                      INTERMEDIATE      NEW YORK
                                                                        MATURITY      INTERMEDIATE        HIGH       GLOBAL FIXED
                                                                     GOVERNMENT FUND  MUNICIPAL FUND   INCOME FUND   INCOME FUND
                                                                     ---------------  --------------   -----------   ------------
ASSETS
       Investments, at value (Cost - $553,396,466, $46,995,735,
          $88,888,900, $14,794,265, and $129,446,484, respectively)    $47,871,305     $91,104,977     $13,251,470   $123,484,233
       Cash                                                                      0               0               0            670
       Dividends, interest and reclaim receivable                          657,366       1,185,649         376,674      2,057,072
       Receivable for investments sold                                           0               0               0              0
       Receivable for fund shares sold                                         727             544               0         32,514
       Receivable for open futures contracts                                     0               0               0          2,719
       Margin receivable on futures                                              0               0               0          9,891
       Prepaid expenses and other assets                                    23,899          11,499          53,888         34,580
                                                                       -----------     -----------     -----------   ------------
          Total Assets                                                  48,553,297      92,302,669      13,682,032    125,621,679
                                                                       -----------     -----------     -----------   ------------
LIABILITIES
       Advisory fee payable                                                  6,157          21,019           7,235         41,038
       Administrative fee payable                                            6,817          15,685             844         17,315
       Directors/Trustees fee payable                                        6,628           7,117           5,750          5,750
       Payable for investments purchased                                         0               0               0      1,570,958
       Payable for fund shares redeemed                                          0               0       1,404,245              0
       Payable for unrealized losses on forward currency contracts               0               0               0        279,372
       Dividend payable                                                    206,739         307,490         113,416              0
       Accrued expenses payable                                             33,558          29,599           8,207        173,737
       Other liabilities                                                         0               0          91,932            825
                                                                       -----------     -----------     -----------   ------------
          Total Liabilities                                                259,899         380,910       1,631,629      2,088,995
                                                                       -----------     -----------     -----------   ------------
NET ASSETS
       Capital Stock, $.001 par value                                        4,801           8,785           1,385          6,082
       Paid-in capital                                                  48,572,624      89,714,204      14,083,875    143,170,954
       Accumulated undistributed net investment income                           0               0               0      1,624,605
       Accumulated net realized loss from investments
          and foreign currency transactions                             (1,159,597)        (17,307)       (492,063)   (15,215,922)
       Net unrealized appreciation (depreciation) from investments
          and foreign currency translations                                875,570       2,216,077      (1,542,794)    (6,053,035)
                                                                       -----------     -----------     -----------   ------------
          Net Assets                                                   $48,293,398     $91,921,759     $12,050,403   $123,532,684
                                                                       ===========     ===========     ===========   ============
NET ASSET VALUE
COMMON SHARES
       Net assets                                                      $48,293,398     $91,921,759      $  310,112   $123,464,285
                                                                       ===========     ===========     ===========   ============
       Shares outstanding                                                4,794,997       8,784,897          35,663     12,589,469
                                                                       ===========     ===========     ===========   ============
       Net asset value, and redemption price per share                      $10.07          $10.46           $8.70        $  9.81
                                                                            ======          ======          ======         ======
       Maximum offering price per share (net asset value plus
          maximum sales charge)                                                 NA              NA           $9.13             NA
                                                                            ======          ======          ======         ======
A SHARES
       Net assets                                                               NA              NA      $8,730,251             NA
                                                                       ===========     ===========     ===========   ============
       Shares outstanding                                                       NA              NA       1,003,250             NA
                                                                       ===========     ===========     ===========   ============
       Net asset value, offering price and redemption price per share           NA              NA           $8.70             NA
                                                                            ======          ======          ======         ======
B SHARES
       Net assets                                                               NA              NA      $1,314,942             NA
                                                                       ===========     ===========     ===========   ============
       Shares outstanding                                                       NA              NA         151,158             NA
                                                                       ===========     ===========     ===========   ============
       Net asset value, offering price and redemption price per share           NA              NA           $8.70             NA
                                                                            ======          ======          ======         ======
C SHARES
       Net assets                                                               NA              NA        $ 81,231             NA
                                                                       ===========     ===========     ===========   ============
       Shares outstanding                                                       NA              NA           9,334             NA
                                                                       ===========     ===========     ===========   ============
       Net asset value, offering price and redemption price per share           NA              NA           $8.70             NA
                                                                            ======          ======          ======         ======
D SHARES
       Net assets                                                               NA              NA     $ 1,613,867             NA
                                                                       ===========     ===========     ===========   ============
       Shares outstanding                                                       NA              NA         185,528             NA
                                                                       ===========     ===========     ===========   ============
       Net asset value, offering price and redemption price per share           NA              NA           $8.70             NA
                                                                            ======          ======          ======         ======
ADVISOR SHARES
       Net assets                                                               NA              NA              NA   $     68,399
                                                                       ===========     ===========     ===========   ============
       Shares outstanding                                                       NA              NA              NA          6,554
                                                                       ===========     ===========     ===========   ============
       Net asset value, offering price and redemption price per share           NA              NA              NA         $10.44
                                                                            ======          ======          ======         ======

                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2001 (Unaudited)

                                                                           FIXED
                                                                        INCOME FUND
                                                                        ------------
INVESTMENT INCOME
    Dividends                                                            $   426,029
    Interest                                                              12,128,378
                                                                        ------------
      Total Investment Income                                             12,554,407
                                                                        ------------
EXPENSES
    Investment advisory fees                                                 849,111
    Administrative fees                                                      286,417
    Transfer agent fees                                                       76,287
    Printing fees                                                             56,607
    Custodian/Sub-custodian fees                                              33,488
    Registration fees                                                         22,422
    Legal fees                                                                15,019
    Audit fees                                                                12,724
    Shareholder servicing/distribution fees                                   12,563
    Directors/Trustees fees                                                    6,121
    Insurance expense                                                          3,487
    Interest expense                                                             833
    Miscellaneous fees                                                         6,380
                                                                        ------------
                                                                           1,381,459
    Less: fees waived and transfer agent offsets                            (109,413)
                                                                        ------------
      Total Expenses                                                       1,272,046
                                                                        ------------
         Net investment income                                            11,282,361
                                                                        ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
    Net realized gain/(loss) from:
      Investments                                                          2,962,567
      Foreign currency forward transactions                                        0
      Other foreign exchange transactions                                          0
                                                                        ------------
                                                                           2,962,567
                                                                        ------------
    Net change in unrealized appreciation/(depreciation) from:
      Investments                                                          6,194,042
      Futures contracts                                                            0
      Translation of assets and liabilities in foreign currencies                 25
                                                                        ------------
                                                                           6,194,067
                                                                        ------------
    Net gain/(loss) on investments and foreign currency transactions       9,156,634
                                                                        ------------
Net increase in net assets resulting from operations                     $20,438,995
                                                                        ============

                                                                     INTERMEDIATE        NEW YORK
                                                                       MATURITY        INTERMEDIATE        HIGH       GLOBAL FIXED
                                                                    GOVERNMENT FUND    MUNICIPAL FUND   INCOME FUND   INCOME FUND
                                                                    ---------------    --------------   -----------   ------------
INVESTMENT INCOME
    Dividends                                                            $        0        $   34,024     $       0     $   97,876
    Interest                                                              1,471,849         1,975,968       749,571      3,656,613
                                                                    ---------------    --------------   -----------   ------------
      Total Investment Income                                             1,471,849         2,009,992       749,571      3,754,489
                                                                    ---------------    --------------   -----------   ------------
EXPENSES
    Investment advisory fees                                                122,674           167,717        47,136        611,912
    Administrative fees                                                      44,149            75,470         6,159        107,396
    Transfer agent fees                                                      13,416             5,983        38,393         87,665
    Printing fees                                                            11,210            13,029          (990)        25,718
    Custodian/Sub-custodian fees                                              5,556             6,811         9,749         27,672
    Registration fees                                                             0                 0        40,290         20,347
    Legal fees                                                                7,962             9,698            19          8,672
    Audit fees                                                                7,896             7,325         3,853          8,347
    Shareholder servicing/distribution fees                                  14,482             5,966        19,870             86
    Directors/Trustees fees                                                   5,949             6,847          (170)         6,597
    Insurance expense                                                         1,915             1,959             0          2,056
    Interest expense                                                          1,817               177             0            540
    Miscellaneous fees                                                        1,932             2,395        (2,387)         3,761
                                                                    ---------------    --------------   -----------   ------------
                                                                            238,958           303,377       161,922        910,769
    Less: fees waived and transfer agent offsets                            (91,750)          (51,802)      (84,816)      (329,367)
                                                                    ---------------    --------------   -----------   ------------
      Total Expenses                                                        147,208           251,575        77,106        581,402
                                                                    ---------------    --------------   -----------   ------------
         Net investment income                                            1,324,641         1,758,417       672,465      3,173,087
                                                                    ---------------    --------------   -----------   ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
    Net realized gain/(loss) from:
      Investments                                                            95,361           644,041       (87,816)     1,486,431
      Foreign currency forward transactions                                       0                 0             0       (999,499)
      Other foreign exchange transactions                                         0                 0             0      1,435,058
                                                                    ---------------    --------------   -----------   ------------
                                                                             95,361           644,041       (87,816)     1,921,990
                                                                    ---------------    --------------   -----------   ------------
    Net change in unrealized appreciation/(depreciation) from:
      Investments                                                         1,250,368           923,936       (24,091)     1,272,980
      Futures contracts                                                           0                 0             0        198,371
      Translation of assets and liabilities in foreign currencies                 0                 0             0       (412,024)
                                                                    ---------------    --------------   -----------   ------------
                                                                          1,250,368           923,936       (24,091)     1,059,327
                                                                    ---------------    --------------   -----------   ------------
    Net gain/(loss) on investments and foreign currency transactions      1,345,729         1,567,977      (111,907)     2,981,317
                                                                    ---------------    --------------   -----------   ------------
Net increase in net assets resulting from operations                     $2,670,370        $3,326,394     $ 560,558     $6,154,404
                                                                    ===============    ==============   ===========   ============

                   See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       INTERMEDIATE MATURITY
                                                                 FIXED INCOME FUND                        GOVERNMENT FUND
                                                     -----------------------------------        -----------------------------------
                                                          FOR THE                                 FOR THE
                                                        SIX MONTHS            FOR THE           SIX MONTHS              FOR THE
                                                           ENDED             YEAR ENDED            ENDED               YEAR ENDED
                                                       APRIL 30, 2001        OCTOBER 31,       APRIL 30, 2001          OCTOBER 31,
                                                        (UNAUDITED)            2000             (UNAUDITED)               2000
                                                     ---------------      --------------        ------------           ------------
FROM OPERATIONS:
   Net investment income                                $ 11,282,361        $ 21,951,426        $  1,324,641           $  3,019,648
   Net realized gain (loss) from investments
      and foreign currency related transactions            2,962,567          (9,807,340)             95,361               (481,053)
   Net change in unrealized appreciation
      (depreciation) from investments and
      foreign currency translations                        6,194,067           5,206,499           1,250,368                590,453
                                                     ---------------      --------------        ------------           ------------
   Net increase (decrease) in net assets
      resulting from operations                           20,438,995          17,350,585           2,670,370              3,129,048
                                                     ---------------      --------------        ------------           ------------
FROM DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
      Common Class shares                                (10,969,271)        (21,533,335)         (1,324,641)            (3,018,839)
      Class A shares                                               0                   0                   0                      0
      Class B shares                                               0                   0                   0                      0
      Class C shares                                               0                   0                   0                      0
      Class D shares                                               0                   0                   0                      0
      Advisor Class shares                                  (313,090)           (418,091)                  0                   (809)
   Dividends in excess of net investment income:
      Common Class shares                                          0             (39,026)                  0                      0
      Advisor Class shares                                         0                (763)                  0                      0
   Distributions from net realized gains
      Class A shares                                               0                   0                   0                      0
      Class B shares                                               0                   0                   0                      0
      Class D shares                                               0                   0                   0                      0
                                                     ---------------      --------------        ------------           ------------
   Net decrease in net assets from
      dividends and distributions                        (11,282,361)        (21,991,215)         (1,324,641)            (3,019,648)
                                                     ---------------      --------------        ------------           ------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                          266,998,927         190,117,460          18,726,209             39,880,811
   Reinvestment of dividends and distributions             8,349,700          19,523,822             974,460              2,649,328
   Net asset value of shares redeemed                   (124,869,710)       (296,259,076)        (20,727,287)           (51,310,503)
                                                     ---------------      --------------        ------------           ------------
   Net increase (decrease) in net assets
      from capital share transactions                    150,478,917         (86,617,794)         (1,026,618)            (8,780,364)
                                                     ---------------      --------------        ------------           ------------
   Net increase (decrease) in net assets                 159,635,551         (91,258,424)            319,111             (8,670,964)

NET ASSETS:
   Beginning of period                                   308,991,579         400,250,003          47,974,287             56,645,251
                                                     ---------------      --------------        ------------           ------------
   End of period                                       $ 468,627,130       $ 308,991,579        $ 48,293,398           $ 47,974,287
                                                     ===============      ==============        ============           ============
   UNDISTRIBUTED NET INVESTMENT INCOME                    $   23,013         $    23,013               $   0                  $   0
                                                     ===============      ==============        ============           ============

                                                           NEW YORK INTERMEDIATE
                                                               MUNICIPAL FUND                      HIGH INCOME FUND
                                                     --------------------------------       ------------------------------
                                                        FOR THE                               FOR THE
                                                       SIX MONTHS          FOR THE          SIX MONTHS          FOR THE
                                                         ENDED           YEAR ENDED            ENDED           YEAR ENDED
                                                     APRIL 30, 2001      OCTOBER 31,       APRIL 30, 2001      OCTOBER 31,
                                                      (UNAUDITED)           2000            (UNAUDITED)           2000
                                                     -------------     --------------       -----------       ------------
FROM OPERATIONS:
   Net investment income                              $  1,758,417       $  3,419,156         $ 672,465        $ 1,306,371
   Net realized gain (loss) from investments
      and foreign currency related transactions            644,041           (277,814)          (87,816)          (404,247)
   Net change in unrealized appreciation
      (depreciation) from investments and
      foreign currency translations                        923,936          1,725,500           (24,091)          (959,036)
                                                     -------------     --------------       -----------       ------------
   Net increase (decrease) in net assets
      resulting from operations                          3,326,394          4,866,842           560,558            (56,912)
                                                     -------------     --------------       -----------       ------------
FROM DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
      Common Class shares                               (1,758,417)        (3,419,156)          (15,047)            (7,647)
      Class A shares                                             0                  0          (501,020)        (1,038,792)
      Class B shares                                             0                  0           (61,345)          (137,149)
      Class C shares                                             0                  0            (3,678)              (728)
      Class D shares                                             0                  0           (91,375)          (130,131)
      Advisor Class shares                                       0                  0                 0                  0
   Dividends in excess of net investment income:
      Common Class shares                                        0                  0                 0                  0
      Advisor Class shares                                       0                  0                 0                  0
   Distributions from net realized gains
      Class A shares                                             0                  0                 0            (73,884)
      Class B shares                                             0                  0                 0            (11,116)
      Class D shares                                             0                  0                 0             (6,589)
                                                     -------------     --------------       -----------       ------------
   Net decrease in net assets from
      dividends and distributions                       (1,758,417)        (3,419,156)         (672,465)        (1,406,036)
                                                     -------------     --------------       -----------       ------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                         30,012,540         31,829,282         1,734,252          5,964,650
   Reinvestment of dividends and distributions           1,248,868          2,919,837           295,485            884,799
   Net asset value of shares redeemed                  (15,855,357)       (45,182,997)       (3,612,016)        (4,502,642)
                                                     -------------     --------------       -----------       ------------
   Net increase (decrease) in net assets
      from capital share transactions                   15,406,051        (10,433,878)       (1,582,279)         2,346,807
                                                     -------------     --------------       -----------       ------------
   Net increase (decrease) in net assets                16,974,028         (8,986,192)       (1,694,186)           883,859
NET ASSETS:
   Beginning of period                                  74,947,731         83,933,923        13,744,589         12,860,730
                                                     -------------     --------------       -----------       ------------
   End of period                                      $ 91,921,759       $ 74,947,731       $12,050,403        $13,744,589
                                                     =============     ==============       ===========       ============
   UNDISTRIBUTED NET INVESTMENT INCOME                       $   0              $   0       $         0                $ 0
                                                     =============     ==============       ===========       ============

                                                                         GLOBAL
                                                                   FIXED INCOME FUND
                                                          ----------------------------------
                                                                FOR THE
                                                               SIX MONTHS        FOR THE
                                                                 ENDED          YEAR ENDED
                                                             APRIL 30, 2001    OCTOBER 31,
                                                              (UNAUDITED)          2000
                                                          -------------        -------------
   Net investment income                                  $   3,173,087        $   6,695,525
   Net realized gain (loss) from investments
      and foreign currency related transactions               1,921,990            2,472,999
   Net change in unrealized appreciation
      (depreciation) from investments and
      foreign currency translations                           1,059,327           (3,868,943)
                                                          -------------        -------------
   Net increase (decrease) in net assets
      resulting from operations                               6,154,404            5,299,581
                                                          -------------        -------------
FROM DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income
      Common Class shares                                    (4,903,515)          (9,301,461)
      Class A shares                                                  0                    0
      Class B shares                                                  0                    0
      Class C shares                                                  0                    0
      Class D shares                                                  0                    0
      Advisor Class shares                                            0               (1,216)
   Dividends in excess of net investment income:
      Common Class shares                                             0           (2,563,464)
      Advisor Class shares                                            0                    0
   Distributions from net realized gains
      Class A shares                                                  0                    0
      Class B shares                                                  0                    0
      Class D shares                                                  0                    0
                                                          -------------        -------------
   Net decrease in net assets from
      dividends and distributions                            (4,903,515)         (11,866,141)
                                                          -------------        -------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                              24,434,231           42,765,183
   Reinvestment of dividends and distributions                4,647,656           11,112,722
   Net asset value of shares redeemed                       (28,130,900)         (61,376,243)
                                                          -------------        -------------
   Net increase (decrease) in net assets
      from capital share transactions                           950,987           (7,498,338)
                                                          -------------        -------------
   Net increase (decrease) in net assets                      2,201,876          (14,064,898)
NET ASSETS:
   Beginning of period                                      121,330,808          135,395,706
                                                          -------------        -------------
   End of period                                           $123,532,684         $121,330,808
                                                          =============        =============
   UNDISTRIBUTED NET INVESTMENT INCOME                     $  1,624,605         $  2,919,475
                                                          =============        =============

                    See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                                                              COMMON CLASS SHARES
                                                  -------------------------------------------------------------------------------
                                                    FOR THE SIX
                                                    MONTHS ENDED                  FOR THE YEAR ENDED OCTOBER 31,
                                                   APRIL 30, 2001    ------------------------------------------------------------
                                                     (UNAUDITED)       2000       1999         1998        1997        1996
                                                  ---------------    ---------   ---------   ---------  ---------   -------------
PER SHARE DATA
   Net asset value, beginning of period            $   9.78        $   9.89     $  10.41     $  10.43     $  10.10     $  10.07
                                                   -----------     ----------   ----------   ----------   ----------   ----------
INVESTMENT ACTIVITIES:
   Net investment income                               0.33            0.64         0.57         0.59         0.62         0.63
   Net gains (losses) on investments
     and foreign currency related items
     (both realized and unrealized)                    0.33           (0.11)       (0.48)        0.07         0.33         0.03
                                                   -----------     ----------   ----------   ----------   ----------   ----------
       Total from investment activities                0.66            0.53         0.09         0.66         0.95         0.66
                                                   -----------     ----------   ----------   ----------   ----------   ----------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income               (0.33)          (0.64)       (0.57)       (0.59)       (0.62)       (0.63)
   Distributions from net realized gains               0.00            0.00        (0.04)       (0.09)        0.00         0.00
                                                   -----------     ----------   ----------   ----------   ----------   ----------
       Total dividends and distributions              (0.33)          (0.64)       (0.61)       (0.68)       (0.62)       (0.63)
                                                   -----------     ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                     $  10.11        $   9.78     $   9.89     $  10.41     $  10.43     $  10.10
                                                   ===========     ==========   ==========   ==========   ==========   ==========
       Total return                                    6.84%(1)        5.59%        0.92%        6.48%        9.78%        6.80%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)           $425,029        $302,188     $393,433     $423,536     $265,453     $151,184
     Ratio of expenses to average net assets(2)        0.75%(3)        0.77%        0.76%        0.75%        0.75%        0.76%
     Ratio of net income to average net assets         6.66%(3)        6.53%        5.63%        5.64%        6.05%        6.30%
     Decrease reflected in above operating
       expense ratios due to waivers/
       reimbursements                                  0.06%(3)        0.02%        0.04%        0.04%        0.08%        0.15%
Portfolio turnover rate                              175.32%         247.21%      144.02%      124.04%      129.06%      194.23%

--------------------------------------------------------------------------------
(1) Non-annualized.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expense ratio by .01%, .02%, .01%, .00%, .00% and .01% for the six months ending April 30, 2001 and for the years ending October 31, 2000, 1999, 1998, 1997 and 1996, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements was .74% for the six months ended April 30, 2001, and .75% for each of the years ending October 31, 2000, 1999, 1998, 1997 and 1996.

(3) Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUND
FINANCIAL HIGHLIGHTS (CONT'D)
(For a Share of the Fund Outstanding Throughout Each Period)

                                                                              ADVISOR CLASS SHARES
                                                  -------------------------------------------------------------------------------
                                                    FOR THE SIX
                                                    MONTHS ENDED                  FOR THE YEAR ENDED OCTOBER 31,
                                                   APRIL 30, 2001    ------------------------------------------------------------
                                                     (UNAUDITED)       2000       1999         1998        1997        1996(1)
                                                  ---------------    ---------   ---------   ---------  ---------   -------------
PER-SHARE DATA
   Net asset value, beginning of period             $  9.78          $ 9.89       $10.41       $10.43       $10.10     $9.90
                                                  -------------   ------------  -----------  -----------  ----------  -----------
INVESTMENT ACTIVITIES:
   Net investment income                               0.32            0.62         0.54         0.56         0.60      0.19
   Net gains (losses) on investments
     and foreign currency related items
     (both realized and unrealized)                    0.33           (0.11)       (0.48)        0.07         0.33      0.20
                                                  -------------   ------------  -----------  -----------  ----------  -----------
       Total from investment activities                0.65            0.51         0.06         0.63         0.93      0.39
                                                  -------------   ------------  -----------  -----------  ----------  -----------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income               (0.32)          (0.62)       (0.54)       (0.56)       (0.60)    (0.19)
   Distributions from net realized gains               0.00            0.00        (0.04)       (0.09)        0.00      0.00
                                                  -------------   ------------  -----------  -----------  ----------  -----------
       Total dividends and distributions              (0.32)          (0.62)       (0.58)       (0.65)       (0.60)    (0.19)
                                                  -------------   ------------  -----------  -----------  ----------  -----------
NET ASSET VALUE, END OF PERIOD                      $ 10.11          $ 9.78       $ 9.89       $10.41       $10.43    $10.10
                                                  =============   ============  ===========  ===========  ==========  ===========
       Total return                                    6.71%(2)        5.33%        0.67%        6.21%        9.51%     3.93%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)            $43,599          $6,804       $6,817       $3,058       $3,963      $911
     Ratio of expenses to average net assets(3)        0.98%(4)        1.02%        1.01%        1.00%        1.00%     1.00%(4)
     Ratio of net income to average net assets         6.23%(4)        6.31%        5.38%        5.40%        5.62%     5.85%(4)
     Decrease reflected in above operating
       expense ratios due to waivers/
       reimbursements                                  0.06%(4)        0.02%        0.05%        0.04%        0.08%     0.11%(4)
Portfolio turnover rate                              175.32%         247.21%      144.02%      124.04%      129.06%   194.23%

--------------------------------------------------------------------------------
(1) For the period July 3, 1996 (inception date) through October 31, 1996.

(2) Non-annualized.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' expense ratio by .01, .02%, .01%, .00%, .00% and .00% for the six months ending April 30, 2001 and for the years or period ending October 31, 2000, 1999, 1998, 1997 and 1996, respectively. The Advisor Class shares' operating expense ratio after reflecting these arrangements was .97% for the six months ended April 30, 2001, and 1.00% for each of the years or period ending October 31, 2000, 1999, 1998, 1997, and 1996.

(4) Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)

                                                                              COMMON CLASS SHARES
                                                  -------------------------------------------------------------------------------
                                                    FOR THE SIX
                                                    MONTHS ENDED                  FOR THE YEAR ENDED OCTOBER 31,
                                                   APRIL 30, 2001    ------------------------------------------------------------
                                                     (UNAUDITED)      2000          1999         1998        1997        1996
                                                  --------------- ------------  -----------  -----------  ----------  -----------
PER SHARE DATA
   Net asset value, beginning of period              $  9.80        $  9.77       $ 10.37     $ 10.05     $ 10.07     $ 10.22
                                                  -------------   ------------  -----------  -----------  ----------  -----------
INVESTMENT ACTIVITIES:
   Net investment income                                0.27           0.56          0.53        0.56        0.58        0.58
   Net gains (losses) on investments
     and foreign currency related items
     (both realized and unrealized)                     0.27           0.03         (0.54)       0.32        0.10       (0.06)
                                                  -------------   ------------  -----------  -----------  ----------  -----------
       Total from investment activities                 0.54           0.59         (0.01)       0.88        0.68        0.52
                                                  -------------   ------------  -----------  -----------  ----------  -----------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income                (0.27)         (0.56)        (0.53)      (0.56)      (0.58)      (0.58)
   Distributions from net realized gains                0.00           0.00         (0.04)       0.00       (0.08)      (0.09)
   Distributions in excess of net realized gains        0.00           0.00         (0.02)       0.00       (0.04)       0.00
                                                  -------------   ------------  -----------  -----------  ----------  -----------
       Total dividends and distributions               (0.27)         (0.56)        (0.59)      (0.56)      (0.70)      (0.67)
                                                  -------------   ------------  -----------  -----------  ----------  -----------
NET ASSET VALUE, END OF PERIOD                       $ 10.07        $  9.80       $  9.77     $ 10.37     $ 10.05     $ 10.07
                                                  =============   ============  ===========  ===========  ==========  ===========
       Total return                                     5.53%(1)       6.27%        (0.05)%      9.35%       6.99%       5.16%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)             $48,293        $47,974       $56,625     $78,200     $48,421     $47,690
     Ratio of expenses to average net assets(2)         0.61%(3)       0.62%         0.61%       0.60%       0.61%       0.61%
     Ratio of net income to average net assets          5.40%(3)       5.77%         5.27%       5.54%       5.81%       5.68%
     Decrease reflected in above operating
       expense ratios due to waivers/
       reimbursements                                   0.37%(3)       0.31%         0.28%       0.34%       0.33%       0.46%
Portfolio turnover rate                                32.24%         84.42%        91.13%     133.98%     104.34%     163.59%

--------------------------------------------------------------------------------
(1) Non-annualized.

(2) Interest earned on univested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Common Class shares' expense ratio by .01%, .02%, .01%, .00%, .01% and .01% for the six months ending April 30, 2001, and for the years ending October 31, 2000, 1999, 1998, 1997 and 1996, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements was .60% for the six months ending April 30, 2001, and for each of the years ended October 31, 2000, 1999, 1998, 1997 and 1996.

(3) Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)


                                                                          COMMON CLASS SHARES
                                                -------------------------------------------------------------------------
                                                  FOR THE SIX
                                                  MONTHS ENDED                 FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2001   --------------------------------------------------------
                                                 (UNAUDITED)      2000         1999        1998         1997       1996
                                                --------------   --------    --------    --------     --------   --------
PER SHARE DATA
   Net asset value, beginning of period          $ 10.24        $ 10.04     $ 10.54     $  10.35     $ 10.34     $ 10.42
                                                 ----------    ----------   ---------  -----------  ----------  ---------
INVESTMENT ACTIVITIES:
   Net investment income                            0.22           0.44        0.42         0.44        0.45        0.45
   Net gains (losses) on investments
     and foreign currency related items
     (both realized and unrealized)                 0.22           0.20       (0.44)        0.19        0.13        0.04
                                                 ----------    ----------   ---------  -----------  ----------  ---------
       Total from investment activities             0.44           0.64       (0.02)        0.63        0.58        0.49
                                                 ----------    ----------   ---------  -----------  ----------  ---------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income            (0.22)         (0.44)      (0.42)       (0.44)      (0.45)      (0.45)
   Distributions from net realized gains            0.00           0.00       (0.06)        0.00       (0.12)      (0.12)
                                                 ----------    ----------   ---------  -----------  ----------  ---------
       Total dividends and distributions           (0.22)         (0.44)      (0.48)       (0.44)      (0.57)      (0.57)
                                                 ----------    ----------   ---------  -----------  ----------  ---------
NET ASSET VALUE, END OF PERIOD                   $ 10.46        $ 10.24     $ 10.04     $  10.54     $ 10.35     $ 10.34
                                                 ==========    ==========   =========  ===========  ==========  =========
       Total return                                 4.29%(1)       6.54%      (0.26)%       6.24%       5.83%       4.87%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)         $91,922        $74,948     $83,934     $106,922     $88,944     $77,559
     Ratio of expenses to average net assets(2)     0.61%(3)       0.62%       0.61%        0.60%       0.60%       0.61%
     Ratio of net income to average net assets      4.19%(3)       4.37%       4.03%        4.24%       4.40%       4.41%
     Decrease reflected in above operating
       expense ratios due to waivers/
       reimbursements                               0.12%(3)       0.11%       0.10%        0.07%       0.08%       0.17%
Portfolio turnover rate                            27.81%         29.49%      54.97%       37.25%      69.84%      69.23%

--------------------------------------------------------------------------------
(1) Non-annualized.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expense ratio by .01%, .02%, .01%, .00%, .00% and .01% for the six months ending April 30, 2001, and for the years ending October 31, 2000, 1999, 1998, 1997 and 1996, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements was .60% for the six months ending April 30, 2001, and for each of the years ended October 31, 2000, 1999, 1998, 1997 and 1996.

(3) Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)


                                                     COMMON CLASS SHARES                     CLASS D SHARES
                                               -----------------------------   -----------------------------------------
                                                FOR THE SIX       FOR THE        FOR THE SIX      FOR THE YEAR ENDED
                                                 MONTHS ENDED     YEAR ENDED      MONTHS ENDED       OCTOBER 31,
                                               APRIL 30, 2001    OCTOBER 31,    APRIL 30, 2001   -----------------------
                                                (UNAUDITED)        2000(1)        (UNAUDITED)       2000         1999(2)
                                               --------------   ------------   ---------------   ----------   ----------
PER-SHARE DATA
   Net asset value, beginning of period           $ 8.73           $ 9.21          $ 8.73        $ 9.65         $10.23

INVESTMENT ACTIVITIES:
   Net investment income                            0.37             0.21            0.44          0.90           0.41
   Net gains or losses on investments
     and foreign currency related items
     (both realized and unrealized)                (0.03)           (0.48)          (0.03)        (0.85)         (0.58)
                                                 ----------       ---------       ----------    ----------     ----------
       Total from investment activities             0.34            (0.27)           0.41          0.05          (0.17)
                                                 ----------       ---------       ----------    ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income            (0.37)           (0.21)          (0.44)        (0.90)         (0.41)
   Distributions from net realized gains            0.00             0.00            0.00         (0.07)          0.00
                                                 ----------       ---------       ----------    ----------     ----------
       Total dividends and distributions           (0.37)           (0.21)          (0.44)        (0.97)         (0.41)
                                                 ----------       ---------       ----------    ----------     ----------
NET ASSET VALUE, END OF PERIOD                    $ 8.70           $ 8.73          $ 8.70        $ 8.73         $ 9.65
                                                 ==========       =========       ==========    ==========     ==========
       Total return                                 4.73%(3)        (2.98)%          4.86%(2)      0.29%          1.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)          $  310           $  141          $1,614        $1,504         $  926
     Ratio of expenses to average net assets        1.28%(4)         1.10%(3)        1.03%(3)      0.85%          0.85%(4)
     Ratio of net income to average net assets      9.99%(4)         9.14%(3)       10.25%(3)      9.62%          9.36%(4)
     Decrease reflected in above operating
       expense ratios due to waivers/
       reimbursements                               1.24%(4)         1.58%(3)        1.24%(3)      1.58%          1.43%(4)
Portfolio turnover rate                            16.15%           43.90%          16.15%        43.90%        188.40%

--------------------------------------------------------------------------------
(1) For the period August 1, 2000 (inception date) through October 31, 2000.

(2) For the period May 13, 1999 (inception date) through October 31, 1999.

(3) Non-annualized.

(4) Annualized.

CREDIT SUISSE WARBURG PINCUS GLOBAL FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
(For a Share of the Fund Outstanding Throughout Each Period)


                                                                               COMMON CLASS SHARES
                                                 --------------------------------------------------------------------------------
                                                   FOR THE SIX
                                                   MONTHS ENDED                    FOR THE YEAR ENDED OCTOBER 31,
                                                 APRIL 30, 2001      ------------------------------------------------------------
                                                   (UNAUDITED)       2000        1999          1998        1997        1996
                                                 --------------  -----------  -----------  -----------  ----------  -----------
PER SHARE DATA
   Net asset value, beginning of period            $   9.71       $  10.25     $  10.62     $  10.91     $  11.17    $  11.04
                                                  -----------    -----------  -----------  -----------  ----------  -----------
INVESTMENT ACTIVITIES:
   Net investment income                               0.26           0.56         0.52         0.58         0.54        0.62
   Net gains (losses) on investments
     and foreign currency related items
     (both realized and unrealized)                    0.24          (0.13)       (0.29)       (0.16)        0.08        0.57
                                                  -----------    -----------  -----------  -----------  ----------  -----------
       Total from investment activities                0.50           0.43         0.23         0.42         0.62        1.19
                                                  -----------    -----------  -----------  -----------  ----------  -----------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income               (0.40)         (0.76)       (0.59)       (0.71)       (0.34)      (1.06)
   Dividends in excess of net investment income        0.00          (0.21)       (0.01)        0.00         0.00        0.00
   Distributions from net realized gains               0.00           0.00         0.00         0.00        (0.54)       0.00
                                                  -----------    -----------  -----------  -----------  ----------  -----------
       Total dividends and distributions              (0.40)         (0.97)       (0.60)       (0.71)       (0.88)      (1.06)
                                                  -----------    -----------  -----------  -----------  ----------  -----------
NET ASSET VALUE, END OF PERIOD                     $   9.81       $   9.71     $  10.25     $  10.62     $  10.91    $  11.17
                                                  ===========    ===========  ===========  ===========  ==========  ===========
       Total return                                    5.23%(1)       4.37%        2.18%        4.10%        5.76%      11.35%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)           $123,464       $121,309     $135,327     $154,131     $194,731    $131,072
     Ratio of expenses to average net assets(2)        0.96%(3)       0.97%        0.96%        0.95%        0.96%       0.95%
     Ratio of net income to average net assets         5.19%(3)       5.51%        5.00%        5.21%        5.40%       6.78%
     Decrease reflected in above operating
       expense ratios due to waivers/
       reimbursements                                  0.53%(3)       0.51%        0.57%        0.46%        0.39%       0.56%
Portfolio turnover rate                               77.37%        100.84%      365.02%      233.73%      202.92%     123.90%

--------------------------------------------------------------------------------
(1) Non-annualized.

(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' expense ratio by .01%, .02%, .01%, .00%, .01% and .00% for the six months ending April 30, 2001, and for the years ending October 31, 2000, 1999, 1998, 1997 and 1996, respectively. The Common Class shares' operating expense ratio after reflecting these arrangements was .95% for the six months ending April 30, 2001, and for each of the years ended October 31, 2000, 1999, 1998, 1997 and 1996.

(3) Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS GLOBAL FIXED INCOME  FUND
FINANCIAL HIGHLIGHTS (CONT'D)
(For a Share of the Fund Outstanding Throughout Each Period)

                                                                          ADVISOR CLASS SHARES
                                              --------------------------------------------------------------------------
                                               FOR THE SIX
                                               MONTHS ENDED                 FOR THE YEAR ENDED OCTOBER 31,
                                              APRIL 30, 2001   ---------------------------------------------------------
                                                (UNAUDITED)     2000        1999       1998        1997       1996(1)
                                              --------------   ---------  ---------  -----------  ---------  -----------
PER-SHARE DATA
   Net asset value, beginning of period           $10.28       $10.48      $10.57     $10.90      $11.17      $10.90
                                                 ---------    ----------  ---------  ----------  ---------   ----------
INVESTMENT ACTIVITIES:
   Net investment income                            0.32         0.52(2)     0.44(2)    0.37        0.41        0.10
   Net gains (losses) on investments and
     foreign currency related items
     (both realized and unrealized)                 0.18        (0.12)      (0.29)     (0.02)       0.15        0.27
                                                 ---------    ----------  ---------  ----------  ---------   ----------
       Total from investment activities             0.50         0.40        0.15       0.35        0.56        0.37
                                                 ---------    ----------  ---------  ----------  ---------   ----------
LESS DIVIDENDS AND DISTRIBUTIONS:
   Dividends from net investment income            (0.34)       (0.60)       0.00      (0.68)      (0.29)      (0.10)
   Dividends in excess of net investment income     0.00         0.00       (0.24)      0.00        0.00        0.00
   Distributions from net realized gains            0.00         0.00        0.00       0.00       (0.54)       0.00
                                                 ---------    ----------  ---------  ----------  ---------   ----------
       Total dividends and distributions           (0.34)       (0.60)      (0.24)     (0.68)      (0.83)      (0.10)
                                                 ---------    ----------  ---------  ----------  ---------   ----------
NET ASSET VALUE, END OF PERIOD                    $10.44       $10.28      $10.48     $10.57      $10.90      $11.17
                                                 =========    ==========  =========  ==========  =========   ==========
       Total return                                 5.00%(3)     3.88%       1.41%      3.51%       5.18%       3.41%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)             $68          $22         $69     $6,518      $8,935         $39
     Ratio of expenses to average net assets(4)     1.46%(5)     1.47%       1.45%      1.45%       1.45%       1.45%(5)
     Ratio of net income to average net assets      4.60%(5)     4.90%       4.14%      4.75%       4.76%       5.69%(5)
     Decrease reflected in above operating
       expense ratios due to waivers/
       reimbursements                               0.53%(5)     0.51%       0.49%      0.37%       0.33%       0.21%(5)
Portfolio turnover rate                            77.37%      100.84%     365.02%    233.73%     202.92%     123.90%

--------------------------------------------------------------------------------
(1) For the period August 12, 1996 (inception date) through October 31, 1996.

(2) Per share information is calculated using the average outstanding shares method.

(3) Non-annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' expense ratio by .01% for the six months ending April 30, 2001 and .02% for the year ended October 31,2000. These arrangements had no effect on the Advisor Class shares expense ratio for each of the years or period ending October 31, 1999, 1998, 1997 and 1996. The Advisor Class shares operating expense ratio after reflecting these arrangements was 1.45% for the six months ending April 30, 2001 and for each of the years or period ended October 31, 2000, 1999, 1998, 1997 and 1996.

(5) Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2001 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Credit Suisse Warburg Pincus Intermediate Maturity Government Fund ("Intermediate Government") and the Credit Suisse Warburg Pincus Global Fixed Income Fund ("Global Fixed Income"), each a Maryland Corporation, the Credit Suisse Warburg Pincus Fixed Income Fund ("Fixed Income") and the Credit Suisse Warburg Pincus New York Intermediate Municipal Fund ("New York Municipal"), each a Massachusetts Business Trust, and the Credit Suisse Warburg Pincus High Income Fund ("High Income"), a portfolio of the Credit Suisse Warburg Pincus Opportunity Funds (formerly DLJ Opportunity Funds), a Delaware Business Trust, (each, a "Fund" and collectively, the "Funds") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. Each Fund is diversified as defined in the 1940 Act, with the exception of New York Municipal and Global Fixed Income, which are non-diversified.

    Investment objectives for each Fund are as follows: Fixed Income seeks to generate high current income consistent with reasonable risk and, secondarily, capital appreciation; Intermediate Government seeks to achieve as high a level of current income as is consistent with the preservation of capital; New York Municipal seeks to maximize current interest income exempt from federal income tax and New York State and New York City personal income tax to the extent consistent with prudent investment management and the preservation of capital; High Income seeks to provide a high level of current income and, secondarily, capital appreciation; and Global Fixed Income seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation.

   Fixed Income and Global Fixed Income currently offer two classes of shares, one class being referred to as Common Class shares and the other class being referred to as Advisor Class shares. New York Municipal and Intermediate Government currently offer only Common Class shares. High Income offers Common Class, Class A, Class B, Class C, and Class D shares. Each class of shares in each Fund Represents an equal pro rata interest in each Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Advisor Class shares of Fixed Income and Global Fixed Income bear expenses paid pursuant to a distribution plan adopted by each Fund at an annual rate not to exceed .75% of the average daily net asset value of each Fund's outstanding Advisor Class shares. Advisor Class shares of Fixed Income currently bear expenses of .25% of average daily net assets. Advisor Class shares of Global Fixed

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

Income currently bear expenses of .50% of average daily net assets. Common
Class shares of High Income are available for purchase at net asset value by eligible institutions on behalf of their clients and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Common Class shares. Class A shares are sold with a front-end sales charge of 4.75% and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of
 .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold with a contingent deferred sales charge of 1% if redeemed within the first year of purchase and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class C. Class D shares are sold exclusively to employees of Credit Suisse First Boston and its subsidiaries who are eligible to participate in the Credit Suisse First Boston Employee's Savings and Profit Sharing Plan and are not subject to shareholder servicing or distribution fees.

   Effective as of the close of business on April 6, 2001, Fixed Income acquired all of the net assets of the Credit Suisse Warburg Pincus Fixed Income II Fund ("Fixed Income II") in a tax-free exchange of shares. The shares exchanged were 9,206,012 shares (valued at $93,738,572) of the Common Class of Fixed Income for 9,152,071 shares of Class D of Fixed Income II, 3,550,971 shares (valued at $36,153,007) of the Advisor Class of Fixed Income for 3,530,165 shares of Class A of Fixed Income II, 323,384 shares (valued at $3,292,431) of the Advisor Class of Fixed Income for 321,489 shares of Class B of Fixed Income II, and 14,919 shares (valued at $151,823) of the Advisor Class of Fixed Income for 14,817 shares of Class D of Fixed Income II. The Fixed Income II net assets of $133,335,834 at that date, which included $2,388,035 of unrealized appreciation, were combined with those of Fixed Income. The aggregate net assets of Fixed Income II and Fixed Income immediately before the acquisition were $133,335,834 and $339,752,048, respectively and the combined net assets of Fixed Income were $473,087,882.

   A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's investments are valued at market value, which is generally determined using market quotations. If no sales are reported,

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

investments are generally valued at the mean between the last reported bid and asked prices. If market quotations are not readily available, securities and other assets are valued by another method that the Fund's Board believe accurately reflects fair value. Debt that will mature in 60 days or less is valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund exercises an option or enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fixed Income Fund and the Global Fixed Income Fund isolate that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)

    D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly for Intermediate Government, New York Municipal, Fixed Income, and High Income. Dividends from net investment income are declared and paid quarterly for the Global Fixed Income Fund. Distributions for all Funds of net realized capital gains, if any, are declared and paid at least annually for all Funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each Fund, along with other Funds advised by Credit Suisse Asset Management, LLC, the Funds' investment adviser ("CSAM"), may transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At April 30, 2001, the Funds had no investments in repurchase agreements.

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONT'D)


    H) OTHER -- The Fixed Income and the Global Fixed Income Funds may invest in securities of foreign countries and governments, which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among other things, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fixed Income and the Global Fixed Income Funds' investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Funds to operational and other risks as well. Some countries may have restrictions that could limit the Funds access to attractive opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the portfolio to increased volatility or substantial declines in value.

   The Fixed Income, High Income and Global Fixed Income Funds may invest in fixed income securities rated below investment grade. While the market values of these securities tend to react less to fluctuations in interest rate levels than do those of investment grade securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than investment grade securities. In addition, these securities generally present a higher degree of credit risk. Issuers of such securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

   Each Fund may invest up to 15% of its net assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly-traded securities, and they may be difficult or impossible to sell at the time and at the price the Fund would like. In addition, the lack of an active market may make it difficult to obtain an accurate price for a Fund's security.

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    Donaldson, Lufkin & Jenrette ("DLJ") was acquired by Credit Suisse Group ("Credit Suisse") on November 3, 2000 (the "Acquisition"). Prior to the Acquisition, DLJ Asset Management Group ("DLJAM"), a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation , a wholly-owned subsidiary of DLJ, served as advisor to High Income. Credit Suisse combined the investment advisory business of DLJAM with its existing U.S. asset management business. Accordingly, CSAM currently serves as each Fund's investment advisor. For its investment advisory services, CSAM receives the following fees based on each Fund's average daily net assets:

            FUND                                           ANNUAL RATE
            ----                                           -----------
            Fixed Income                         .50% of average daily net assets
            Intermediate Government              .50% of average daily net assets
            New York Municipal                   .40% of average daily net assets
            High Income                          .70% of average daily net assets less than or equal to
                                                      $100 million
                                                 .50% of average daily net assets greater than
                                                      $100 million
            Global Fixed Income                 1.00% of average daily net assets

   For the six months ended April 30, 2001, investment advisory fees and voluntary waivers were as follows:

                                              GROSS                       NET           EXPENSE
            FUND                          ADVISORY FEE     WAIVER    ADVISORY FEE   REIMBURSEMENTS
            ----                          ------------     ------    ------------   --------------
            Fixed Income                    $849,111     $ (97,577)    $751,534      $      0
            Intermediate Government          122,674       (90,013)      32,661             0
            New York Municipal               167,717       (48,842)     118,875             0
            High Income                       47,136       (47,136)           0       (35,293)
            Global Fixed Income              611,912      (325,061)     286,851             0

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as each Fund's co-administrators. Prior to February 1, 2001, DLJAM and then CSAM provided administration services to High Income without charge. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of each Fund's average daily net assets. For the six months ended April 30, 2001, administrative services fees earned by CSAMSI were as follows:

            FUND                                              CO-ADMINISTRATION FEE
            ----                                              ---------------------
            Fixed Income                                           $169,822
            Intermediate Government                                  24,535
            New York Municipal                                       41,929
            High Income                                               3,412
            Global Fixed Income                                      61,191

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES -- (CONT'D)

   For its administrative services through April 30, 2001, PFPC received a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

            AVERAGE DAILY NET ASSETS                         ANNUAL RATE
            ------------------------                         -----------
            First $150 Million                    .07% of average daily net assets
            Second $150 Million                   .06% of average daily net assets
            Over $300 Million                     .05% of average daily net assets

   For the six months ended April 30, 2001, administrative services fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were as follows:

                                                                                       NET
            FUND                            CO-ADMINISTRATION FEE    WAIVER   CO-ADMINISTRATION FEE
            ----                            ---------------------    ------   ---------------------
            Fixed Income                            $116,595          $  0          $116,595
            Intermediate Government                   19,614             0            19,614
            New York Municipal                        33,541             0            33,541
            High Income                                2,747        (2,387)              360
            Global Fixed Income                       46,205             0            46,205

   In addition to serving as each Fund's co-administrator, CSAMSI serves as distributor of each Fund's shares. Prior to November 3, 2000, Donaldson, Lufkin & Jenrette Securities Corp. ("DLJSC") served as distributor of the shares of High Income. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of .25% of the average daily net assets of the Class A and Common Class shares of High Income and of the Advisor Class shares of Fixed Income. For the Advisor Class shares of Global Fixed Income, the fee is calculated at an annual rate of .50% of average daily net assets. For the Class B and Class C shares of High Income, the fee is calculated at an annual rate of 1.00% of average daily net assets. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services.

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES -- (CONT'D)

   For the six months ended April 30, 2001, shareholder servicing and distribution fees paid to CSAMSI were as follows:

                                                             SHAREHOLDER SERVICING/
            FUND                                                DISTRIBUTION FEE
            ----                                             ----------------------
            Fixed Income
              Advisor shares                                        $12,563
                                                                    =======
            High Income
              Common shares                                             374
              Class A shares                                         12,485
              Class B shares                                          6,614
              Class C shares                                            397
                                                                    -------
                                                                    $19,870
                                                                    =======
            Global Fixed Income
              Advisor shares                                            $86
                                                                    =======

   The following Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the six months ended April 30, 2001, the following Funds received credits or reimbursements under this arrangement as follows:

            FUND                                                     AMOUNT
            ----                                                     ------
            Fixed Income                                            $11,836
            Intermediate Government                                   1,737
            New York Municipal                                        2,960
            Global Fixed Income                                       4,306

   For the six months ended April 30, 2001 CSAMSI and its affiliates advised High Income that it retained $1,018 from commissions earned on the sale of High Income's shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing services. For the six months ended April 30, 2001, Merrill was paid by the Funds for their services as follows:

            FUND                                                     AMOUNT
            ----                                                     ------
            Fixed Income                                            $27,926
            Intermediate Government                                   2,117
            New York Municipal                                        3,411
            High Income                                                 563
            Global Fixed Income                                       5,289

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 3. LINE OF CREDIT

    Through June 19, 2001, the Funds, except High Income, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $350 million committed, unsecured, line of credit facility (the "Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, Bank of Nova Scotia as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of .075% per annum on the entire amount of the Prior Credit Facility, which was allocated among the Participating Funds in such manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. During the six months ended April 30, 2001, none of the Funds had borrowings under the Prior Credit Facility.

   Effective June 20, 2001, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $200 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for the same purposes as the Prior Credit Facility. Under the terms of the New Credit Facility, the New Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the New Credit Facility, which is allocated among the New Participating Funds in such manner as is determined by the governing Boards of the New Participating Funds. The interest rate paid under the New Credit Facility is unchanged from the rate paid under the Prior Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2001, purchases and sales of investment securities (excluding short-term investments) and U.S. government and agency obligations were as follows:

                                                                           U.S. GOVERNMENT AND
                                          INVESTMENT SECURITIES             AGENCY OBLIGATIONS
                                        -------------------------         ----------------------
            FUND                        PURCHASES        SALES            PURCHASES        SALES
            ----                        ---------        -----            ---------        ------
            Fixed Income               $297,718,114    $103,984,291      $486,339,074   $502,238,686
            Intermediate Government               0               0        16,451,817     15,279,055
            New York Municipal           35,885,390      22,649,762                 0              0
            High Income                   3,452,843       2,004,447                 0              0
            Global Fixed Income          76,223,552      45,605,791        17,908,199     42,478,159

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 4. PURCHASES AND SALES OF SECURITIES -- (CONT'D)

   At April 30, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

                                                                                  NET
                                            UNREALIZED     UNREALIZED    UNREALIZED APPRECIATION/
            FUND                           APPRECIATION  (DEPRECIATION)      (DEPRECIATION)
            ----                           ------------  --------------  ------------------------
            Fixed Income                   $7,422,936     $(7,852,362)        $ (429,426)
            Intermediate Government           953,047         (77,478)           875,569
            New York Municipal              2,437,531        (221,454)         2,216,077
            High Income                       348,689      (1,891,484)        (1,542,795)
            Global Fixed Income               300,086      (6,237,719)        (5,937,633)

NOTE 5. CAPITAL SHARE TRANSACTIONS

   Intermediate Government and Global Fixed Income are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are classified as Advisor Class shares. New York Municipal, Fixed Income and High Income are each authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class, an unlimited number of shares are classified as Advisor Class for Fixed Income, and an unlimited number of shares are classified as Class A, Class B, Class C, and Class D for High Income. The Advisor Class shares for Intermediate Government were liquidated on June 1, 2000.

   Transactions in classes of each Fund were as follows:

                                                             FIXED INCOME
                                    --------------------------------------------------------------
                                                             COMMON CLASS
                                    --------------------------------------------------------------
                                             FOR THE
                                          SIX MONTHS ENDED
                                           APRIL 30, 2001                  FOR THE YEAR ENDED
                                             (UNAUDITED)                    OCTOBER 31, 2000
                                    ---------------------------        ---------------------------
                                       SHARES         VALUE               SHARES         VALUE
                                    -----------   -------------        -----------   -------------
Shares sold                          13,124,771   $ 132,904,743         19,421,025   $ 189,250,352
Shares exhanged due to merger         9,206,012      93,717,204                  0               0
Shares issued in reinvestment of
  dividends                             809,937       8,177,933          1,964,108      19,106,111
Shares repurchased                  (11,986,541)   (121,152,019)       (30,277,964)   (295,032,990)
                                    -----------   -------------        -----------   -------------
Net increase (decrease)              11,154,179   $ 113,647,861         (8,892,831)  $ (86,676,527)
                                    ===========   =============        ===========   =============

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 5. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                             FIXED INCOME
                                    --------------------------------------------------------------
                                                             ADVISOR CLASS
                                    --------------------------------------------------------------
                                               FOR THE
                                          SIX MONTHS ENDED
                                           APRIL 30, 2001                  FOR THE YEAR ENDED
                                             (UNAUDITED)                    OCTOBER 31, 2000
                                    ---------------------------        ---------------------------
                                        SHARES         VALUE             SHARES          VALUE
                                    -----------   -------------        -----------   -------------
Shares sold                              77,004    $    784,173             88,976     $   867,108
Shares exhanged due to merger         3,889,274      39,592,807                  0               0
Shares issued in reinvestment of
  dividends                              17,057         171,767             42,960         417,711
Shares repurchased                     (367,203)     (3,717,691)          (125,800)     (1,226,086)
                                    -----------   -------------        -----------   -------------
Net increase (decrease)               3,616,132    $ 36,831,056              6,136     $    58,733
                                    ===========   =============        ===========   =============

                                                        INTERMEDIATE GOVERNMENT
                                    --------------------------------------------------------------
                                                             COMMON CLASS
                                    --------------------------------------------------------------
                                               FOR THE
                                          SIX MONTHS ENDED
                                           APRIL 30, 2001                  FOR THE YEAR ENDED
                                             (UNAUDITED)                    OCTOBER 31, 2000
                                    ---------------------------        ---------------------------
                                        SHARES         VALUE             SHARES          VALUE
                                    -----------   -------------        -----------   -------------
Shares sold                           1,864,544  $   18,726,209          4,141,422    $ 39,868,056
Shares issued in reinvestment of
  dividends                              96,794         974,460            274,002       2,648,525
Shares repurchased                   (2,060,016)    (20,727,287)        (5,315,667)    (51,277,314)
                                    -----------   -------------        -----------   -------------
Net decrease                            (98,678) $   (1,026,618)          (900,243)   $ (8,760,733)
                                    ===========   =============        ===========   =============

                                                        INTERMEDIATE GOVERNMENT
                                    --------------------------------------------------------------
                                                               ADVISOR CLASS
                                    --------------------------------------------------------------
                                               FOR THE
                                          SIX MONTHS ENDED
                                           APRIL 30, 2001                  FOR THE YEAR ENDED
                                             (UNAUDITED)                    OCTOBER 31, 2000
                                    ---------------------------        ---------------------------
                                        SHARES         VALUE             SHARES          VALUE
                                    -----------   -------------        -----------   -------------
Shares sold                                   0     $         0              1,322     $    12,755
Shares issued in reinvestment of
  dividends                                   0               0                 83             803
Shares repurchased                            0               0             (3,457)        (33,189)
                                    -----------   -------------        -----------   -------------
Net decrease                                  0     $         0             (2,052)    $   (19,631)
                                    ===========   =============        ===========   =============

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 5. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                          NEW YORK MUNICIPAL
                                    --------------------------------------------------------------
                                                             COMMON CLASS
                                    --------------------------------------------------------------
                                               FOR THE
                                          SIX MONTHS ENDED
                                           APRIL 30, 2001                  FOR THE YEAR ENDED
                                             (UNAUDITED)                    OCTOBER 31, 2000
                                    ---------------------------        ---------------------------
                                        SHARES         VALUE             SHARES          VALUE
                                    -----------   -------------        -----------   -------------
Shares sold                           2,858,437    $ 30,012,540          3,167,290    $ 31,829,282
Shares issued in reinvestment of
  dividends                             119,249       1,248,868            290,081       2,919,837
Shares repurchased                   (1,509,226)    (15,855,357)        (4,497,547)    (45,182,997)
                                    -----------   -------------        -----------   -------------
Net increase (decrease)               1,468,460    $ 15,406,051         (1,040,176)   $(10,433,878)
                                    ===========   =============        ===========   =============

                                                              HIGH INCOME
                                    --------------------------------------------------------------
                                                             COMMON CLASS
                                    --------------------------------------------------------------
                                               FOR THE
                                          SIX MONTHS ENDED                       FOR THE
                                           APRIL 30, 2001                      YEAR ENDED
                                             (UNAUDITED)                    OCTOBER 31, 2000
                                    ---------------------------        ---------------------------
                                        SHARES         VALUE             SHARES          VALUE
                                    -----------   -------------        -----------   -------------
Shares sold                              34,319    $    294,929            173,806    $  1,579,027
Shares issued in reinvestment of
  dividends                                 361           3,154                  1               2
Shares repurchased                      (15,132)       (131,005)          (157,691)     (1,398,719)
                                    -----------   -------------        -----------   -------------
Net increase                             19,548    $    167,078             16,116    $    180,310
                                    ===========   =============        ===========   =============

                                                              HIGH INCOME
                                    --------------------------------------------------------------
                                                                CLASS A
                                    --------------------------------------------------------------
                                               FOR THE
                                           SIX MONTHS ENDED                      FOR THE
                                            APRIL 30, 2001                     YEAR ENDED
                                             (UNAUDITED)                    OCTOBER 31, 2000
                                    ---------------------------        ---------------------------
                                        SHARES         VALUE             SHARES          VALUE
                                    -----------   -------------        -----------   -------------
Shares sold                              75,012    $    670,831            223,661     $ 2,151,376
Shares issued in reinvestment of
  dividends                              21,557         187,214             69,212         649,902
Shares repurchased                     (319,533)     (2,737,194)          (152,603)     (1,455,897)
                                    -----------   -------------        -----------   -------------
Net increase (decrease)                (222,964)   $ (1,879,149)           140,270     $ 1,345,381
                                    ===========   =============        ===========   =============

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 5. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                              HIGH INCOME
                                    --------------------------------------------------------------
                                                                CLASS B
                                    --------------------------------------------------------------
                                               FOR THE
                                          SIX MONTHS ENDED                       FOR THE
                                           APRIL 30, 2001                      YEAR ENDED
                                             (UNAUDITED)                    OCTOBER 31, 2000
                                    ---------------------------        ---------------------------
                                        SHARES         VALUE             SHARES          VALUE
                                    -----------   -------------        -----------   -------------
Shares sold                               4,480    $     40,006             96,854    $    930,638
Shares issued in reinvestment of
  dividends                               2,999          26,074             10,360          97,280
Shares repurchased                       (6,718)        (58,052)          (106,669)     (1,012,257)
                                    -----------   -------------        -----------   -------------
Net increase                                761    $      8,028                545    $     15,661
                                    ===========   =============        ===========   =============



                                                              HIGH INCOME
                                    --------------------------------------------------------------
                                                                CLASS C
                                    --------------------------------------------------------------
                                               FOR THE
                                          SIX MONTHS ENDED
                                           APRIL 30, 2001                  FOR THE YEAR ENDED
                                             (UNAUDITED)                    OCTOBER 31, 2000
                                    ---------------------------        ---------------------------
                                        SHARES         VALUE             SHARES          VALUE
                                    -----------   -------------        -----------   -------------
Shares sold                                   0    $          0              8,900    $     81,668
Shares issued in reinvestment of
  dividends                                 351           3,048                 83             729
Shares repurchased                            0               0                  0               0
                                    -----------   -------------        -----------   -------------
Net increase                                351    $      3,048              8,983    $     82,397
                                    ===========   =============        ===========   =============



                                                              HIGH INCOME
                                    --------------------------------------------------------------
                                                                CLASS D
                                    --------------------------------------------------------------
                                               FOR THE
                                          SIX MONTHS ENDED
                                           APRIL 30, 2001                  FOR THE YEAR ENDED
                                             (UNAUDITED)                    OCTOBER 31, 2000
                                    ---------------------------        ---------------------------
                                        SHARES         VALUE             SHARES          VALUE
                                    -----------   -------------        -----------   -------------
Shares sold                              83,114    $    728,486            128,646    $  1,221,941
Shares issued in reinvestment of
  dividends                               8,726          75,995             14,720         136,886
Shares repurchased                      (78,519)       (685,765)           (67,043)       (635,769)
                                    -----------   -------------        -----------   -------------
Net increase                             13,321    $    118,716             76,323    $    723,058
                                    ===========   =============        ===========   =============

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 5. CAPITAL SHARE TRANSACTIONS -- (CONT'D)

                                                          GLOBAL FIXED INCOME
                                    --------------------------------------------------------------
                                                             COMMON CLASS
                                    --------------------------------------------------------------
                                               FOR THE
                                          SIX MONTHS ENDED
                                           APRIL 30, 2001                  FOR THE YEAR ENDED
                                             (UNAUDITED)                    OCTOBER 31, 2000
                                    ---------------------------        ---------------------------
                                        SHARES         VALUE             SHARES          VALUE
                                    -----------   -------------        -----------   -------------
 Shares sold                          2,481,955    $ 24,388,184          4,318,956    $ 42,764,658
Shares issued in reinvestment of
  dividends                             486,061       4,646,711          1,126,679      11,111,508
Shares repurchased                   (2,867,443)    (28,130,900)        (6,164,691)    (61,327,471)
                                    -----------   -------------        -----------   -------------
Net increase (decrease)                 100,573    $    903,995           (719,056)   $ (7,451,305)
                                    ===========   =============        ===========   =============

                                                          GLOBAL FIXED INCOME
                                    --------------------------------------------------------------
                                                             ADVISOR CLASS
                                    --------------------------------------------------------------
                                               FOR THE
                                          SIX MONTHS ENDED
                                           APRIL 30, 2001                  FOR THE YEAR ENDED
                                             (UNAUDITED)                    OCTOBER 31, 2000
                                    ---------------------------        ---------------------------
                                        SHARES         VALUE             SHARES          VALUE
                                    -----------   -------------        -----------   -------------
Shares sold                               4,356    $     46,047                 51    $        525
Shares issued in reinvestment of
  dividends                                  92             945                117           1,214
Shares repurchased                            0               0             (4,637)        (48,771)
                                    -----------   -------------        -----------   -------------
Net increase (decrease)                   4,448    $     46,992             (4,469)   $    (47,032)
                                    ===========   =============        ===========   =============

NOTE 6. FORWARD FOREIGN CURRENCY CONTRACTS

   Fixed Income and Global Fixed Income may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise from movements in the value of a foreign currency relative to the U.S. dollar and from the potential default of counterparties to the contract. Each Fund will enter into forward foreign currency contracts primarily for hedging purposes. However, on occasion the Funds may enter into forward foreign currency contracts for speculative purposes, which may increase the Fund's investment risk. Forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)


NOTE 6. FORWARD FOREIGN CURRENCY CONTRACTS -- (CONT'D)

   At April 30, 2001, Global Fixed Income had the following open forward foreign currency contracts:

                                                                                            UNREALIZED
                                                                                             FOREIGN
                             EXPIRATION     FOREIGN CURRENCY     CONTRACT      CONTRACT      EXCHANGE
FORWARD CURRENCY CONTRACT      DATE        TO BE SOLD (BOUGHT)    AMOUNT         VALUE      GAIN/(LOSS)
-------------------------    ----------    ------------------  -----------    -----------   ----------
European Economic Unit        07/19/01           52,000,000    $45,771,440    $46,048,506   $(277,066)
Japanese Yen                  07/19/01        1,559,500,000     12,793,280     12,745,506      47,774
Danish Krona                  07/19/01            4,275,000        506,889        506,792          97
Canadian Dollar               07/19/01            3,602,000      2,307,495      2,343,328     (35,833)
British Pounds                07/19/01           (2,340,000)    (3,355,560)    (3,341,216)    (14,344)
                                                               -----------    -----------   ---------
                                                               $58,023,544    $58,302,916   $(279,372)
                                                               ===========    ===========   =========


NOTE 7. FUTURES CONTRACTS

   Each Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, a Fund is required to make a deposit of an initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by a Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and a Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At April 30, 2001, Global Fixed Income had the following open futures contracts:

                                       NUMBER OF                                               UNREALIZED
                                    CONTRACTS SOLD/    EXPIRATION    CONTRACT    CONTRACT     APPRECIATION/
SHORT FUTURES CONTRACTS                (BOUGHT)           DATE        AMOUNT       VALUE     (DEPRECIATION)
-----------------------             ---------------    ----------    --------     -------    --------------
U.S. Treasury 10 Year Note Futures        154           06/20/01   $16,221,799  $15,982,313   $239,486
U.S. Treasury 5 Year Note Futures          30           06/20/01     3,145,641    3,123,750     21,891
U.S. Treasury 2 Year Note Futures          (9)          06/28/01     1,847,391    1,849,500      2,109
U.S. Treasury 20 Year Bond Futures        (22)          06/20/01     2,255,283    2,210,313    (44,970)

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 8. CAPITAL LOSS CARRYOVER

    At April 30, 2001, capital loss carryovers available to offset possible future capital gains of each Fund were as follows:

                                      CAPITAL LOSS CARRYOVER EXPIRES IN
                               ------------------------------------------------------   TOTAL CAPITAL
FUND                              2002      2003       2006       2007        2008     LOSS CARRYOVER
----                           --------  --------  ----------  ----------  ----------  --------------
Fixed Income                   $      0  $      0  $        0  $1,940,565  $9,930,643    $11,871,208
Intermediate Government               0         0           0     726,633     528,326      1,254,959
New York Municipal                    0         0           0     383,534     277,814        661,348
High Income                           0         0           0           0     404,000        404,000
Global Fixed Income             517,856   329,870   6,945,772   5,824,681   3,060,576     16,678,755

NOTE 9. SPECIAL SHAREHOLDER MEETING RESULTS

   At a special meeting of the shareholders held on March 23, 2001, the following proposals were submitted for the vote of shareholders of the Former Fixed Income II Fund and High Income Fund. The proposals and voting results were as follows:

1. To approve the Agreement and Plan of Reorganization, dated as of February 14, 2001, providing that (i) Credit Suisse Warburg Pincus Fixed Income II Fund (the "Fund") would transfer to Warburg Pincus Fixed Income Fund (the "Acquiring Fund") all or substantially all of the Fund's assets in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's liabilities, (ii) such shares of the Acquiring Fund would be distributed to shareholders of the Fund in liquidation of the Fund, and
    (iii) the Fund would subsequently be terminated.

                                                    % OF SHARES             % OF SHARES
                                                     TO TOTAL                TO TOTAL
           FIXED INCOME II       SHARES         OUTSTANDING SHARES         SHARES VOTED
           ---------------     ---------        ------------------         ------------
           For                 7,638,050               56.5%                   86.7%
           Against                53,070                0.4%                    0.6%
           Abstain               110,046                0.8%                    1.2%

2.  To approve the new investment advisory agreement for the High Income Fund

                                                    % OF SHARES             % OF SHARES
                                                     TO TOTAL                TO TOTAL
           HIGH INCOME           SHARES         OUTSTANDING SHARES         SHARES VOTED
           -----------          --------        ------------------         ------------
           For                   937,810              61.8%                     90.9%
           Against                   257               2.0%                      0.2%
           Abstain                12,544               0.8%                      1.2%

CREDIT SUISSE WARBURG PINCUS FIXED INCOME FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
April 30, 2001 (Unaudited)

NOTE 9. SPECIAL SHAREHOLDER MEETING RESULTS -- (CONT'D)

   3.      To elect Trustees of the High Income Fund

           HIGH INCOME                              FOR           WITHHOLD
           -----------                              ---           --------
           Richard Francis                       96,353,178       3,519,623
           Jack W. Fritz                         96,353,178       3,519,623
           Jeffrey E. Garten                     95,353,179       3,519,623
           Peter F. Krogh                        92,735,382       7,317,420
           James S. Pasman                       96,353,179       3,519,623
           William W. Priest                     96,353,179       3,519,623
           Steven N. Rappaport                   92,735,382       7,137,420

           Total Eligible Shares                  1,517,355
           Total Shares Voted                     1,031,214
           % of Shares Voted                          68.0%


                CREDIT SUISSE WARBURG PINCUS FUNDS
                ----------------------------------
                               CREDIT   ASSET
                               SUISSE   MANAGEMENT


                   P.O. BOX 9030, BOSTON, MA 02205-9030
             800-WARBURG (800-927-2874) - www.warburg.com
CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPBDF-3-0401